UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21990

Fidelity Commonwealth Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Core
Enhanced Index Fund

November 30, 2013

1.859522.106

CEI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 2.4%
Delphi Automotive PLC	11,982	$ 701,546
Gentex Corp.	25,892	771,841
Johnson Controls, Inc.	21,997	1,111,068
Lear Corp.	5,047	418,447
The Goodyear Tire & Rubber Co.	30,308	674,656
		3,677,558
Automobiles - 0.8%
Ford Motor Co.	76,313	1,303,426
Diversified Consumer Services - 0.1%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	3,725	97,930
Hotels, Restaurants & Leisure - 2.3%
Bally Technologies, Inc. (a)(e)	4,680	348,988
International Game Technology	10,723	187,545
McDonald's Corp.	17,077	1,662,787
Starbucks Corp.	15,824	1,289,023
		3,488,343
Household Durables - 0.0%
Whirlpool Corp.	43	6,569
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	1,356	533,749
Media - 4.6%
Comcast Corp. Class A	40,112	2,000,385
Graham Holdings Co.	1,203	810,221
Liberty Media Corp. Class A (a)	970	148,856
Starz - Liberty Capital Series A (a)	25,561	722,865
The Walt Disney Co.	20,253	1,428,647
Time Warner Cable, Inc.	2,529	349,558
Time Warner, Inc.	12,828	842,928
Viacom, Inc. Class B (non-vtg.)	10,822	867,600
		7,171,060
Specialty Retail - 1.7%
Home Depot, Inc.	21,635	1,745,295
Lowe's Companies, Inc.	18,263	867,127
		2,612,422
Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc. Class B	16,640	1,316,890
TOTAL CONSUMER DISCRETIONARY		20,207,947
CONSUMER STAPLES - 8.2%
Beverages - 0.8%
PepsiCo, Inc.	5,960	503,382
The Coca-Cola Co.	17,206	691,509
		1,194,891
Food & Staples Retailing - 3.3%
CVS Caremark Corp.	23,220	1,554,811
Kroger Co.	20,520	856,710

	Shares	Value
Rite Aid Corp. (a)	141,706	$ 838,900
Wal-Mart Stores, Inc.	21,954	1,778,494
Walgreen Co.	606	35,875
		5,064,790
Food Products - 1.3%
Archer Daniels Midland Co.	24,361	980,530
The J.M. Smucker Co.	2,378	247,883
Tyson Foods, Inc. Class A	27,883	883,612
		2,112,025
Household Products - 2.1%
Kimberly-Clark Corp.	9,021	984,732
Procter & Gamble Co.	27,846	2,345,190
		3,329,922
Personal Products - 0.3%
Nu Skin Enterprises, Inc. Class A	3,437	439,386
Tobacco - 0.4%
Philip Morris International, Inc.	7,108	608,018
TOTAL CONSUMER STAPLES		12,749,032
ENERGY - 10.6%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	16,824	958,295
Ensco PLC Class A	4,498	265,742
Halliburton Co.	19,516	1,028,103
Schlumberger Ltd.	19,811	1,751,689
		4,003,829
Oil, Gas & Consumable Fuels - 8.0%
Anadarko Petroleum Corp.	705	62,618
Cabot Oil & Gas Corp.	5,427	186,960
Chevron Corp.	24,385	2,985,699
ConocoPhillips Co.	15,682	1,141,650
Exxon Mobil Corp.	48,416	4,525,928
HollyFrontier Corp.	1,591	76,336
Marathon Petroleum Corp.	13,582	1,123,775
Occidental Petroleum Corp.	58	5,508
Phillips 66 Co.	17,364	1,208,708
Valero Energy Corp.	24,176	1,105,327
		12,422,509
TOTAL ENERGY		16,426,338
FINANCIALS - 16.1%
Capital Markets - 2.3%
Goldman Sachs Group, Inc.	8,157	1,378,044
Morgan Stanley	37,330	1,168,429
SEI Investments Co.	8,770	294,497
Waddell & Reed Financial, Inc. Class A	11,496	732,640
		3,573,610
Commercial Banks - 2.7%
Fifth Third Bancorp	42,202	857,545
Regions Financial Corp.	36,762	357,694
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp	5,848	$ 229,359
Wells Fargo & Co.	60,150	2,647,803
		4,092,401
Consumer Finance - 2.1%
American Express Co.	17,714	1,519,861
Discover Financial Services	18,003	959,560
SLM Corp.	31,349	835,451
		3,314,872
Diversified Financial Services - 6.9%
Bank of America Corp.	147,175	2,328,309
Berkshire Hathaway, Inc. Class B (a)	22,471	2,618,546
CBOE Holdings, Inc.	13,041	681,783
Citigroup, Inc.	29,121	1,541,083
JPMorgan Chase & Co.	45,853	2,623,709
MarketAxess Holdings, Inc.	3,787	266,491
The NASDAQ Stock Market, Inc.	14,882	584,714
		10,644,635
Insurance - 2.1%
Aspen Insurance Holdings Ltd.	6,096	246,400
Axis Capital Holdings Ltd.	7,619	374,321
CNA Financial Corp.	448	18,601
Genworth Financial, Inc. Class A (a)	55,315	835,810
Markel Corp. (a)	756	421,304
Platinum Underwriters Holdings Ltd.	3,954	250,684
The Travelers Companies, Inc.	10,938	992,514
White Mountains Insurance Group Ltd.	214	129,006
		3,268,640
TOTAL FINANCIALS		24,894,158
HEALTH CARE - 14.6%
Biotechnology - 1.8%
Amgen, Inc.	2,647	301,970
Celgene Corp. (a)	8,313	1,344,794
Gilead Sciences, Inc. (a)(e)	3,433	256,823
United Therapeutics Corp. (a)(e)	8,777	810,205
		2,713,792
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	34,444	1,315,416
CareFusion Corp. (a)	21,391	852,431
Medtronic, Inc.	22,143	1,269,237
		3,437,084
Health Care Providers & Services - 4.0%
Aetna, Inc.	7,620	525,247
AmerisourceBergen Corp.	13,087	923,026
Cardinal Health, Inc.	14,869	960,537
McKesson Corp.	7,194	1,193,413
Omnicare, Inc. (e)	6,671	382,115

	Shares	Value
UnitedHealth Group, Inc.	16,214	$ 1,207,619
WellPoint, Inc.	11,326	1,051,959
		6,243,916
Pharmaceuticals - 6.6%
AbbVie, Inc.	29,477	1,428,161
Bristol-Myers Squibb Co.	1,551	79,690
Eli Lilly & Co.	23,163	1,163,246
Johnson & Johnson	34,212	3,238,508
Merck & Co., Inc.	38,872	1,936,992
Pfizer, Inc.	76,319	2,421,602
		10,268,199
TOTAL HEALTH CARE		22,662,991
INDUSTRIALS - 10.7%
Aerospace & Defense - 4.6%
Exelis, Inc.	44,111	779,441
General Dynamics Corp.	8,375	767,653
Honeywell International, Inc.	3,130	277,036
L-3 Communications Holdings, Inc.	8,072	835,129
Lockheed Martin Corp.	4,270	604,931
Northrop Grumman Corp.	9,128	1,028,543
Raytheon Co.	12,304	1,091,119
The Boeing Co.	12,432	1,668,996
United Technologies Corp.	1,088	120,616
		7,173,464
Air Freight & Logistics - 0.8%
FedEx Corp.	8,636	1,197,813
Airlines - 1.2%
Delta Air Lines, Inc.	35,406	1,026,066
Southwest Airlines Co.	47,398	881,129
		1,907,195
Industrial Conglomerates - 2.8%
3M Co.	9,265	1,236,970
General Electric Co.	116,457	3,104,744
		4,341,714
Machinery - 0.1%
AGCO Corp. (e)	3,701	215,694
Professional Services - 0.5%
Manpower, Inc.	9,198	735,196
Road & Rail - 0.7%
Union Pacific Corp.	6,566	1,063,955
TOTAL INDUSTRIALS		16,635,031
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.7%
Brocade Communications Systems, Inc. (a)	8,058	70,830
Cisco Systems, Inc.	78,794	1,674,373
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	6,558	$ 423,057
QUALCOMM, Inc.	26,776	1,970,178
		4,138,438
Computers & Peripherals - 4.4%
Apple, Inc.	9,909	5,510,088
EMC Corp.	29,854	712,018
Hewlett-Packard Co.	1,201	32,847
NetApp, Inc.	6,922	285,533
SanDisk Corp.	3,200	218,080
Western Digital Corp.	1,122	84,195
		6,842,761
Electronic Equipment & Components - 0.0%
SYNNEX Corp. (a)	48	3,176
Internet Software & Services - 2.7%
Facebook, Inc. Class A (a)	15,150	712,202
Google, Inc. Class A (a)	3,285	3,480,753
		4,192,955
IT Services - 3.4%
Amdocs Ltd.	18,665	755,186
Computer Sciences Corp.	15,733	827,870
DST Systems, Inc.	8,515	751,875
IBM Corp.	5,611	1,008,184
MasterCard, Inc. Class A	1,990	1,514,012
Total System Services, Inc.	7,263	225,516
Visa, Inc. Class A	1,142	232,351
		5,314,994
Office Electronics - 0.6%
Xerox Corp.	76,401	869,443
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	60,664	1,446,230
Software - 3.9%
CA Technologies, Inc.	25,479	840,807
Microsoft Corp.	87,919	3,352,351
Oracle Corp.	53,103	1,874,005
		6,067,163
TOTAL INFORMATION TECHNOLOGY		28,875,160
MATERIALS - 2.7%
Chemicals - 2.5%
CF Industries Holdings, Inc.	2,492	541,711
LyondellBasell Industries NV Class A	13,953	1,076,893
Sigma Aldrich Corp.	9,848	849,292

	Shares	Value
The Dow Chemical Co.	28,426	$ 1,110,320
Westlake Chemical Corp.	2,368	266,589
		3,844,805
Containers & Packaging - 0.2%
Packaging Corp. of America	4,941	302,686
TOTAL MATERIALS		4,147,491
TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	37,810	1,331,290
Verizon Communications, Inc.	39,938	1,981,724
		3,313,014
UTILITIES - 1.3%
Electric Utilities - 0.2%
Duke Energy Corp.	262	18,330
Edison International	1,863	86,089
NV Energy, Inc.	9,884	233,757
Pinnacle West Capital Corp.	1,257	67,074
		405,250
Gas Utilities - 0.3%
UGI Corp.	10,543	424,461
Multi-Utilities - 0.8%
Ameren Corp.	3,058	109,629
CMS Energy Corp.	614	16,296
DTE Energy Co.	7,853	524,109
Public Service Enterprise Group, Inc.	16,942	553,834
		1,203,868
TOTAL UTILITIES		2,033,579
TOTAL COMMON STOCKS (Cost $117,606,697)		151,944,741
U.S. Treasury Obligations - 0.3%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% 7/24/14 (f) (Cost $499,724)	$ 500,000	499,708
Money Market Funds - 2.6%
	Shares	Value
Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,147,988	$ 2,147,988
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	1,851,575	1,851,575
TOTAL MONEY MARKET FUNDS (Cost $3,999,563)		3,999,563
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $122,105,984)		156,444,012
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,404,875)
NET ASSETS - 100%		$ 155,039,137
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
33 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 2,976,765	$ 117,700

The face value of futures purchased as a percentage of net assets is 1.9%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $167,902.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 14,053
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 20,207,947	$ 20,207,947	$ -	$ -
Consumer Staples	12,749,032	12,749,032	-	-
Energy	16,426,338	16,426,338	-	-
Financials	24,894,158	24,894,158	-	-
Health Care	22,662,991	22,662,991	-	-
Industrials	16,635,031	16,635,031	-	-
Information Technology	28,875,160	28,875,160	-	-
Materials	4,147,491	4,147,491	-	-
Telecommunication Services	3,313,014	3,313,014	-	-
Utilities	2,033,579	2,033,579	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
U.S. Government and Government Agency Obligations	$ 499,708	$ -	$ 499,708	$ -
Money Market Funds	3,999,563	3,999,563	-	-
Total Investments in Securities:	$ 156,444,012	$ 155,944,304	$ 499,708	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 117,700	$ 117,700	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $123,237,817. Net unrealized appreciation aggregated $33,206,195, of which $33,935,463 related to appreciated investment securities and $729,268 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Value
Enhanced Index Fund

November 30, 2013

1.859524.106

VEI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 1.1%
Gentex Corp.	26,874	$ 801,114
Lear Corp.	10,797	895,179
		1,696,293
Automobiles - 0.9%
Ford Motor Co.	82,431	1,407,921
Diversified Consumer Services - 0.5%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	29,156	766,511
Media - 3.0%
Comcast Corp. Class A	18,706	932,868
Graham Holdings Co.	1,222	823,017
Morningstar, Inc.	2,324	193,845
Starz - Liberty Capital Series A (a)	25,215	713,080
The Walt Disney Co.	18,398	1,297,795
Time Warner, Inc.	10,071	661,765
		4,622,370
Specialty Retail - 0.4%
Home Depot, Inc.	8,593	693,197
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	10,619	744,392
TOTAL CONSUMER DISCRETIONARY		9,930,684
CONSUMER STAPLES - 5.8%
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	28,409	1,902,267
Kroger Co.	10,765	449,439
Wal-Mart Stores, Inc.	7,669	621,266
		2,972,972
Food Products - 1.9%
Archer Daniels Midland Co.	27,871	1,121,808
Ingredion, Inc.	10	692
Mondelez International, Inc.	7,375	247,284
Pilgrims Pride Corp. (a)(e)	37,093	607,583
The J.M. Smucker Co.	49	5,108
Tyson Foods, Inc. Class A	29,306	928,707
		2,911,182
Household Products - 2.0%
Procter & Gamble Co.	36,115	3,041,605
TOTAL CONSUMER STAPLES		8,925,759
ENERGY - 13.6%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	19,065	1,085,942
Dril-Quip, Inc. (a)	3,053	331,434
Ensco PLC Class A	1,712	101,145
Halliburton Co.	9,480	499,406

	Shares	Value
Helmerich & Payne, Inc.	2,264	$ 174,328
Schlumberger Ltd.	7,844	693,566
		2,885,821
Oil, Gas & Consumable Fuels - 11.7%
Anadarko Petroleum Corp.	326	28,955
Chevron Corp.	37,905	4,641,088
ConocoPhillips Co.	10,004	728,291
Exxon Mobil Corp.	77,499	7,244,607
HollyFrontier Corp.	19,650	942,807
Marathon Petroleum Corp.	15,471	1,280,071
Occidental Petroleum Corp.	5,644	535,954
Phillips 66 Co.	20,190	1,405,426
Valero Energy Corp.	27,683	1,265,667
		18,072,866
TOTAL ENERGY		20,958,687
FINANCIALS - 28.0%
Capital Markets - 2.7%
Goldman Sachs Group, Inc.	11,314	1,911,387
Morgan Stanley	48,031	1,503,370
SEI Investments Co.	21,813	732,481
TD Ameritrade Holding Corp.	10	288
		4,147,526
Commercial Banks - 4.1%
Fifth Third Bancorp	50,162	1,019,292
Regions Financial Corp.	79,310	771,686
Synovus Financial Corp.	241	841
U.S. Bancorp	11,247	441,107
Wells Fargo & Co.	94,288	4,150,558
		6,383,484
Consumer Finance - 2.7%
American Express Co.	8,250	707,850
Capital One Financial Corp.	19,687	1,410,180
Discover Financial Services	20,918	1,114,929
SLM Corp.	33,489	892,482
		4,125,441
Diversified Financial Services - 10.2%
Bank of America Corp.	202,689	3,206,540
Berkshire Hathaway, Inc. Class B (a)	33,373	3,888,956
Citigroup, Inc.	60,918	3,223,781
CME Group, Inc.	7,191	589,302
JPMorgan Chase & Co.	70,290	4,021,994
The NASDAQ Stock Market, Inc.	22,032	865,637
		15,796,210
Insurance - 6.4%
ACE Ltd.	3,191	327,971
Allstate Corp.	21,019	1,140,701
American Financial Group, Inc.	6,421	370,235
American International Group, Inc.	9,830	489,043
American National Insurance Co.	3,010	347,806
Aspen Insurance Holdings Ltd.	19,155	774,245
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Axis Capital Holdings Ltd.	16,560	$ 813,593
CNA Financial Corp.	2,687	111,564
Everest Re Group Ltd.	4,856	761,566
First American Financial Corp.	6,157	162,914
Genworth Financial, Inc. Class A (a)	57,678	871,515
MetLife, Inc.	421	21,972
PartnerRe Ltd.	8,307	854,790
Platinum Underwriters Holdings Ltd.	11,426	724,408
ProAssurance Corp.	11,406	548,400
StanCorp Financial Group, Inc.	7,403	474,606
The Travelers Companies, Inc.	12,131	1,100,767
		9,896,096
Real Estate Investment Trusts - 1.9%
Chimera Investment Corp.	178,306	526,003
Corrections Corp. of America	19,001	633,683
MFA Financial, Inc.	69,751	508,485
Public Storage	2,015	307,691
RLJ Lodging Trust	7,802	188,340
The Geo Group, Inc.	20,392	668,858
		2,833,060
TOTAL FINANCIALS		43,181,817
HEALTH CARE - 13.7%
Biotechnology - 0.5%
United Therapeutics Corp. (a)(e)	8,649	798,389
Health Care Equipment & Supplies - 2.1%
Abbott Laboratories	27,818	1,062,369
CareFusion Corp. (a)	14,274	568,819
Medtronic, Inc.	28,839	1,653,051
		3,284,239
Health Care Providers & Services - 4.1%
AmerisourceBergen Corp.	221	15,587
Cardinal Health, Inc.	17,537	1,132,890
McKesson Corp.	4,944	820,160
Omnicare, Inc. (e)	8,908	510,250
Quest Diagnostics, Inc.	14,414	878,389
UnitedHealth Group, Inc.	23,350	1,739,108
WellPoint, Inc.	13,142	1,220,629
		6,317,013
Pharmaceuticals - 7.0%
AbbVie, Inc.	14,624	708,533
Eli Lilly & Co.	13,320	668,930
Johnson & Johnson	46,977	4,446,843
Merck & Co., Inc.	34,113	1,699,851
Pfizer, Inc.	103,403	3,280,977
		10,805,134
TOTAL HEALTH CARE		21,204,775

	Shares	Value
INDUSTRIALS - 11.0%
Aerospace & Defense - 3.0%
Alliant Techsystems, Inc.	1,256	$ 152,265
Exelis, Inc.	9,510	168,042
General Dynamics Corp.	5,613	514,488
L-3 Communications Holdings, Inc.	4,989	516,162
Northrop Grumman Corp.	10,546	1,188,323
Raytheon Co.	14,243	1,263,069
The Boeing Co.	5,895	791,404
		4,593,753
Air Freight & Logistics - 1.0%
FedEx Corp.	10,757	1,491,996
Airlines - 1.2%
Delta Air Lines, Inc.	34,259	992,826
Southwest Airlines Co.	51,500	957,385
		1,950,211
Construction & Engineering - 0.3%
Jacobs Engineering Group, Inc. (a)	8,561	511,691
Industrial Conglomerates - 4.0%
3M Co.	3,781	504,801
Danaher Corp.	9,283	694,368
General Electric Co.	187,831	5,007,574
		6,206,743
Machinery - 0.5%
AGCO Corp. (e)	12,296	716,611
Caterpillar, Inc.	88	7,445
		724,056
Professional Services - 0.5%
Manpower, Inc.	10,218	816,725
Trading Companies & Distributors - 0.5%
MRC Global, Inc. (a)	25,236	771,969
TOTAL INDUSTRIALS		17,067,144
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 2.5%
Brocade Communications Systems, Inc. (a)	91,419	803,573
Cisco Systems, Inc.	108,896	2,314,040
QUALCOMM, Inc.	10,605	780,316
		3,897,929
Computers & Peripherals - 3.3%
Apple, Inc.	5,167	2,873,214
EMC Corp.	39,752	948,085
Hewlett-Packard Co.	10,016	273,938
Western Digital Corp.	13,719	1,029,474
		5,124,711
Electronic Equipment & Components - 0.2%
SYNNEX Corp. (a)	4,592	303,807
IT Services - 1.7%
Amdocs Ltd.	21,104	853,868
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Booz Allen Hamilton Holding Corp. Class A (e)	20,617	$ 360,591
Computer Sciences Corp.	14,214	747,941
DST Systems, Inc.	7,604	671,433
		2,633,833
Office Electronics - 0.6%
Xerox Corp.	82,104	934,344
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	60,160	1,434,214
Software - 1.0%
Activision Blizzard, Inc.	49,512	852,102
CA Technologies, Inc.	17,414	574,662
Oracle Corp.	1,599	56,429
		1,483,193
TOTAL INFORMATION TECHNOLOGY		15,812,031
MATERIALS - 2.3%
Chemicals - 2.2%
CF Industries Holdings, Inc.	3,905	848,869
LyondellBasell Industries NV Class A	9,645	744,401
Sigma Aldrich Corp.	4,573	394,376
The Dow Chemical Co.	16,632	649,646
Westlake Chemical Corp.	6,492	730,869
		3,368,161
Containers & Packaging - 0.1%
Packaging Corp. of America	1,823	111,677
TOTAL MATERIALS		3,479,838
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	67,470	2,375,619
Verizon Communications, Inc.	14,070	698,153
		3,073,772
UTILITIES - 4.0%
Electric Utilities - 1.5%
Duke Energy Corp.	4,806	336,228
Edison International	19,710	910,799
Exelon Corp.	5,786	155,701
Pinnacle West Capital Corp.	7,983	425,973
UNS Energy Corp.	39	1,867
Xcel Energy, Inc.	17,140	480,263
		2,310,831
Gas Utilities - 0.5%
UGI Corp.	19,191	772,630
Multi-Utilities - 1.7%
Alliant Energy Corp.	8,646	445,269

	Shares	Value
Ameren Corp.	13,483	$ 483,366
CMS Energy Corp.	507	13,456
DTE Energy Co.	9,038	603,196
Public Service Enterprise Group, Inc.	27,760	907,474
Wisconsin Energy Corp.	4,187	174,891
		2,627,652
Water Utilities - 0.3%
American Water Works Co., Inc.	10,240	433,664
TOTAL UTILITIES		6,144,777
TOTAL COMMON STOCKS (Cost $116,920,145)		149,779,284
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.08% to 0.09% 12/12/13 to 7/24/14 (f) (Cost $399,884)	$ 400,000	399,882
Money Market Funds - 4.5%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	3,709,882	3,709,882
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	3,204,941	3,204,941
TOTAL MONEY MARKET FUNDS (Cost $6,914,823)		6,914,823
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $124,234,852)		157,093,989
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(2,642,714)
NET ASSETS - 100%		$ 154,451,275
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
51 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 4,600,455	$ 134,844

The face value of futures purchased as a percentage of net assets is 3.0%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $216,895.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 5,357
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 9,930,684	$ 9,930,684	$ -	$ -
Consumer Staples	8,925,759	8,925,759	-	-
Energy	20,958,687	20,958,687	-	-
Financials	43,181,817	43,181,817	-	-
Health Care	21,204,775	21,204,775	-	-
Industrials	17,067,144	17,067,144	-	-
Information Technology	15,812,031	15,812,031	-	-
Materials	3,479,838	3,479,838	-	-
Telecommunication Services	3,073,772	3,073,772	-	-
Utilities	6,144,777	6,144,777	-	-
U.S. Government and Government Agency Obligations	399,882	-	399,882	-
Money Market Funds	6,914,823	6,914,823	-	-
Total Investments in Securities:	$ 157,093,989	$ 156,694,107	$ 399,882	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 134,844	$ 134,844	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $124,445,879. Net unrealized appreciation aggregated $32,648,110, of which $33,106,242 related to appreciated investment securities and $458,132 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Large Cap Growth
Enhanced Index Fund

November 30, 2013

1.859523.106

GEI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 19.3%
Auto Components - 1.8%
Delphi Automotive PLC	7,219	$ 422,672
Gentex Corp.	42,421	1,264,570
Lear Corp.	13,866	1,149,630
The Goodyear Tire & Rubber Co.	53,946	1,200,838
		4,037,710
Automobiles - 0.7%
Ford Motor Co.	92,959	1,587,740
Thor Industries, Inc. (e)	763	41,255
		1,628,995
Diversified Consumer Services - 0.5%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	23,703	623,152
Service Corp. International	31,251	564,706
		1,187,858
Hotels, Restaurants & Leisure - 2.8%
Bally Technologies, Inc. (a)(e)	16,624	1,239,652
International Game Technology	56,731	992,225
Las Vegas Sands Corp.	25,695	1,841,818
McDonald's Corp.	12,906	1,256,657
Starbucks Corp.	14,738	1,200,557
		6,530,909
Household Durables - 0.2%
Whirlpool Corp.	2,982	455,530
Internet & Catalog Retail - 2.3%
Amazon.com, Inc. (a)	5,822	2,291,656
Liberty Media Corp. Interactive Series A (a)	11,673	327,778
priceline.com, Inc. (a)	2,258	2,692,281
		5,311,715
Leisure Equipment & Products - 0.6%
Polaris Industries, Inc.	10,117	1,350,316
Media - 4.3%
Comcast Corp. Class A	81,453	4,062,061
Morningstar, Inc. (e)	7,116	593,546
Starz - Liberty Capital Series A (a)	41,566	1,175,486
The Walt Disney Co.	17,464	1,231,911
Time Warner Cable, Inc.	5,623	777,211
Twenty-First Century Fox, Inc. Class A	2,490	83,390
Viacom, Inc. Class B (non-vtg.)	25,966	2,081,694
		10,005,299
Multiline Retail - 0.6%
Dillard's, Inc. Class A	8,197	750,026
Dollar General Corp. (a)	12,692	722,682
		1,472,708
Specialty Retail - 3.9%
Best Buy Co., Inc.	29,567	1,198,942
Foot Locker, Inc.	2,114	82,213
Gap, Inc.	29,584	1,212,056

	Shares	Value
Home Depot, Inc.	48,054	$ 3,876,516
Lowe's Companies, Inc.	25,176	1,195,356
O'Reilly Automotive, Inc. (a)	8,326	1,040,417
PetSmart, Inc.	5,981	443,252
		9,048,752
Textiles, Apparel & Luxury Goods - 1.6%
Coach, Inc.	329	19,049
Hanesbrands, Inc.	19,374	1,358,117
NIKE, Inc. Class B	29,320	2,320,385
		3,697,551
TOTAL CONSUMER DISCRETIONARY		44,727,343
CONSUMER STAPLES - 10.4%
Beverages - 2.6%
PepsiCo, Inc.	38,841	3,280,511
The Coca-Cola Co.	66,393	2,668,335
		5,948,846
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	1,520	190,654
CVS Caremark Corp.	20,020	1,340,539
Kroger Co.	38,557	1,609,755
Rite Aid Corp. (a)	137,032	811,229
Wal-Mart Stores, Inc.	35,944	2,911,823
		6,864,000
Food Products - 2.0%
Archer Daniels Midland Co.	28,823	1,160,126
General Mills, Inc.	23,865	1,203,512
Kraft Foods Group, Inc.	9,193	488,332
The J.M. Smucker Co.	6,566	684,440
Tyson Foods, Inc. Class A	33,428	1,059,333
		4,595,743
Household Products - 0.9%
Colgate-Palmolive Co.	6,374	419,473
Energizer Holdings, Inc.	2,092	230,852
Kimberly-Clark Corp.	13,838	1,510,556
		2,160,881
Personal Products - 0.6%
Nu Skin Enterprises, Inc. Class A	11,426	1,460,700
Tobacco - 1.3%
Altria Group, Inc.	19,512	721,554
Philip Morris International, Inc.	27,323	2,337,209
		3,058,763
TOTAL CONSUMER STAPLES		24,088,933
ENERGY - 4.8%
Energy Equipment & Services - 3.0%
Baker Hughes, Inc.	20,106	1,145,238
Dril-Quip, Inc. (a)	10,923	1,185,801
Halliburton Co.	14,928	786,407
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	465	$ 35,893
Schlumberger Ltd.	43,419	3,839,108
		6,992,447
Oil, Gas & Consumable Fuels - 1.8%
Anadarko Petroleum Corp.	10,348	919,109
Cabot Oil & Gas Corp.	14,441	497,492
EOG Resources, Inc.	3,080	508,200
HollyFrontier Corp.	1,684	80,798
Marathon Petroleum Corp.	13,835	1,144,708
Phillips 66 Co.	12,814	891,983
		4,042,290
TOTAL ENERGY		11,034,737
FINANCIALS - 7.1%
Capital Markets - 1.8%
Evercore Partners, Inc. Class A	10	549
Franklin Resources, Inc.	25,246	1,398,376
Goldman Sachs Group, Inc.	615	103,898
SEI Investments Co.	28,083	943,027
T. Rowe Price Group, Inc.	5,578	448,806
Waddell & Reed Financial, Inc. Class A	20,869	1,329,981
		4,224,637
Commercial Banks - 0.4%
Wells Fargo & Co.	22,615	995,512
Consumer Finance - 2.1%
American Express Co.	36,185	3,104,673
Discover Financial Services	20,066	1,069,518
SLM Corp.	28,759	766,427
		4,940,618
Diversified Financial Services - 2.0%
CBOE Holdings, Inc.	24,138	1,261,935
MarketAxess Holdings, Inc.	8,021	564,438
McGraw-Hill Companies, Inc.	18,447	1,374,302
Moody's Corp.	17,482	1,304,682
MSCI, Inc. Class A (a)	3,161	140,317
		4,645,674
Insurance - 0.8%
Brown & Brown, Inc.	3,200	101,184
The Chubb Corp.	2,871	276,908
The Travelers Companies, Inc.	14,622	1,326,800
		1,704,892
Real Estate Investment Trusts - 0.0%
Public Storage	414	63,218
TOTAL FINANCIALS		16,574,551

	Shares	Value
HEALTH CARE - 12.2%
Biotechnology - 4.1%
Amgen, Inc.	22,183	$ 2,530,637
Biogen Idec, Inc. (a)	4,046	1,177,265
Celgene Corp. (a)	17,521	2,834,372
Gilead Sciences, Inc. (a)	20,957	1,567,793
United Therapeutics Corp. (a)(e)	14,555	1,343,572
		9,453,639
Health Care Equipment & Supplies - 0.5%
Edwards Lifesciences Corp. (a)	1,448	94,887
Medtronic, Inc.	2,996	171,731
St. Jude Medical, Inc.	2,962	173,040
Zimmer Holdings, Inc.	8,786	803,128
		1,242,786
Health Care Providers & Services - 3.8%
Aetna, Inc.	17,874	1,232,055
AmerisourceBergen Corp.	22,952	1,618,805
Cardinal Health, Inc.	17,462	1,128,045
Express Scripts Holding Co. (a)	14,973	1,008,432
Laboratory Corp. of America Holdings (a)(e)	4,214	429,196
McKesson Corp.	13,043	2,163,703
Quest Diagnostics, Inc.	3,357	204,576
WellPoint, Inc.	12,330	1,145,210
		8,930,022
Health Care Technology - 0.0%
Cerner Corp. (a)	397	22,816
Pharmaceuticals - 3.8%
AbbVie, Inc.	60,880	2,949,636
Allergan, Inc.	17,824	1,729,819
Bristol-Myers Squibb Co.	13,365	686,694
Eli Lilly & Co.	27,473	1,379,694
Johnson & Johnson	20,766	1,965,710
		8,711,553
TOTAL HEALTH CARE		28,360,816
INDUSTRIALS - 11.8%
Aerospace & Defense - 4.7%
Exelis, Inc.	41,974	741,681
Honeywell International, Inc.	10,363	917,229
Lockheed Martin Corp.	14,388	2,038,348
Northrop Grumman Corp.	11,163	1,257,847
Raytheon Co.	13,917	1,234,160
The Boeing Co.	27,369	3,674,288
United Technologies Corp.	10,592	1,174,229
		11,037,782
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	6,882	704,579
Airlines - 1.2%
Delta Air Lines, Inc.	51,392	1,489,340
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	64,237	$ 1,194,166
Spirit Airlines, Inc. (a)	1,160	53,209
		2,736,715
Building Products - 0.1%
A.O. Smith Corp.	4,253	230,300
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc. (e)	8,902	206,259
Electrical Equipment - 1.3%
Babcock & Wilcox Co. (e)	7,385	239,791
Emerson Electric Co.	23,988	1,606,956
EnerSys	11,232	801,403
Rockwell Automation, Inc.	2,458	279,180
		2,927,330
Industrial Conglomerates - 0.8%
3M Co.	14,503	1,936,296
Machinery - 1.3%
Dover Corp.	14,121	1,281,340
Lincoln Electric Holdings, Inc.	10,911	779,918
Snap-On, Inc.	5,222	554,315
Toro Co.	6,408	395,438
		3,011,011
Marine - 0.2%
Matson, Inc.	17,876	447,436
Professional Services - 0.8%
Manpower, Inc.	12,292	982,500
Robert Half International, Inc.	22,787	880,262
		1,862,762
Road & Rail - 1.0%
Union Pacific Corp.	14,593	2,364,650
TOTAL INDUSTRIALS		27,465,120
INFORMATION TECHNOLOGY - 28.2%
Communications Equipment - 2.8%
Cisco Systems, Inc.	39,073	830,301
Harris Corp.	17,882	1,153,568
QUALCOMM, Inc.	57,970	4,265,433
Ubiquiti Networks, Inc. (e)	3,950	155,630
		6,404,932
Computers & Peripherals - 6.4%
Apple, Inc.	19,186	10,668,757
EMC Corp.	64,101	1,528,809
NetApp, Inc.	26,090	1,076,213
SanDisk Corp.	8,592	585,545
Western Digital Corp.	14,560	1,092,582
		14,951,906

	Shares	Value
Electronic Equipment & Components - 0.2%
SYNNEX Corp. (a)	6,205	$ 410,523
Internet Software & Services - 5.0%
eBay, Inc. (a)	10,270	518,840
Facebook, Inc. Class A (a)	65,026	3,056,872
Google, Inc. Class A (a)	7,530	7,978,713
		11,554,425
IT Services - 7.0%
Accenture PLC Class A	1,223	94,746
Amdocs Ltd.	27,918	1,129,562
Booz Allen Hamilton Holding Corp. Class A (e)	43,327	757,789
Broadridge Financial Solutions, Inc.	31,440	1,199,436
Cognizant Technology Solutions Corp. Class A (a)	5,910	554,890
DST Systems, Inc.	14,203	1,254,125
FleetCor Technologies, Inc. (a)	11,297	1,375,749
IBM Corp.	19,184	3,446,981
Jack Henry & Associates, Inc.	22,018	1,249,962
MasterCard, Inc. Class A	4,373	3,327,022
The Western Union Co.	15,463	257,768
Visa, Inc. Class A	8,230	1,674,476
		16,322,506
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	9,924	514,460
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	53,775	1,281,996
Maxim Integrated Products, Inc.	28,031	798,323
Texas Instruments, Inc.	527	22,661
		2,102,980
Software - 5.7%
Aspen Technology, Inc. (a)	8,833	349,168
CA Technologies, Inc.	18,968	625,944
Microsoft Corp.	204,426	7,794,763
Oracle Corp.	116,271	4,103,204
Red Hat, Inc. (a)	5,804	271,917
		13,144,996
TOTAL INFORMATION TECHNOLOGY		65,406,728
MATERIALS - 3.1%
Chemicals - 2.5%
E.I. du Pont de Nemours & Co.	4,294	263,566
LyondellBasell Industries NV Class A	23,965	1,849,619
Monsanto Co.	4,956	561,663
Sigma Aldrich Corp.	14,633	1,261,950
The Dow Chemical Co.	19,610	765,967
Westlake Chemical Corp.	10,297	1,159,236
		5,862,001
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.6%
Packaging Corp. of America	20,892	$ 1,279,844
TOTAL MATERIALS		7,141,845
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Verizon Communications, Inc.	89,871	4,459,399
TOTAL COMMON STOCKS (Cost $176,977,713)		229,259,472
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.07% to 0.09% 12/12/13 to 6/26/14 (f) (Cost $249,937)	$ 250,000	249,946
Money Market Funds - 3.0%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	2,172,745	2,172,745
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	4,845,550	4,845,550
TOTAL MONEY MARKET FUNDS (Cost $7,018,295)		7,018,295
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $184,245,945)		236,527,713
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(4,348,663)
NET ASSETS - 100%		$ 232,179,050
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
32 CME E-mini S&P 500 Index Contracts (United States)	Dec. 2013	$ 2,886,560	$ 153,713
The face value of futures purchased as a percentage of net assets is 1.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $217,957.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 9,129
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 44,727,343	$ 44,727,343	$ -	$ -
Consumer Staples	24,088,933	24,088,933	-	-
Energy	11,034,737	11,034,737	-	-
Financials	16,574,551	16,574,551	-	-
Health Care	28,360,816	28,360,816	-	-
Industrials	27,465,120	27,465,120	-	-
Information Technology	65,406,728	65,406,728	-	-
Materials	7,141,845	7,141,845	-	-
Telecommunication Services	4,459,399	4,459,399	-	-
U.S. Government and Government Agency Obligations	249,946	-	249,946	-
Money Market Funds	7,018,295	7,018,295	-	-
Total Investments in Securities:	$ 236,527,713	$ 236,277,767	$ 249,946	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 153,713	$ 153,713	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $184,325,506. Net unrealized appreciation aggregated $52,202,207, of which $53,057,642 related to appreciated investment securities and $855,435 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International
Enhanced Index Fund

November 30, 2013

1.870941.105

IEI-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.0%
	Shares	Value
Australia - 7.7%
Amcor Ltd.	4,755	$ 47,784
ASX Ltd.	3,673	124,038
Australia & New Zealand Banking Group Ltd.	14,677	426,176
BHP Billiton Ltd.	4,768	162,605
Commonwealth Bank of Australia	7,489	530,488
Crown Ltd.	3,133	48,196
DEXUS Property Group unit	64,600	61,448
Fortescue Metals Group Ltd.	15,886	82,134
Insurance Australia Group Ltd.	30,498	167,953
Leighton Holdings Ltd. (e)	11,342	167,869
Macquarie Group Ltd.	2,327	114,761
National Australia Bank Ltd.	9,056	285,051
Ramsay Health Care Ltd.	2,786	98,243
Suncorp-Metway Ltd.	6,718	80,658
Telstra Corp. Ltd.	41,150	189,531
The GPT Group unit	27,555	89,793
Wesfarmers Ltd.	353	13,791
Westfield Group unit	9,913	93,842
Westfield Retail Trust unit	36,888	102,411
Westpac Banking Corp.	7,353	220,068
TOTAL AUSTRALIA		3,106,840
Austria - 0.5%
OMV AG	2,426	118,837
Voestalpine AG	1,948	96,891
TOTAL AUSTRIA		215,728
Bailiwick of Jersey - 0.6%
Shire PLC	5,515	249,715
Belgium - 0.9%
Ageas	1,167	49,237
Anheuser-Busch InBev SA NV	644	65,649
Belgacom SA	3,417	101,543
Delhaize Group SA	629	36,573
Solvay SA Class A	604	92,002
TOTAL BELGIUM		345,004
Bermuda - 0.2%
Yue Yuen Industrial (Holdings) Ltd.	24,000	75,072
Cayman Islands - 1.1%
MGM China Holdings Ltd.	52,000	185,126
Sands China Ltd.	32,400	245,114
TOTAL CAYMAN ISLANDS		430,240
Denmark - 1.0%
A.P. Moller - Maersk A/S Series B	23	233,364
Coloplast A/S Series B	2,235	146,728
Novo Nordisk A/S Series B	245	43,797
TOTAL DENMARK		423,889
Finland - 0.5%
Kone Oyj (B Shares)	1,636	150,386

	Shares	Value
Sampo Oyj (A Shares)	969	$ 45,188
Stora Enso Oyj (R Shares)	11	109
TOTAL FINLAND		195,683
France - 9.1%
AXA SA	6,657	174,443
BNP Paribas SA	2,861	214,786
Bouygues SA	3,816	143,941
Cap Gemini SA	2,607	170,035
Christian Dior SA	430	83,874
Compagnie de St. Gobain	3,574	190,078
EDF SA	5,667	210,989
France Telecom SA (e)	18,042	235,216
GDF Suez (e)	11,718	271,796
Kering SA	554	122,891
L'Oreal SA	307	51,372
Lafarge SA (Bearer)	573	40,689
Legrand SA	1,328	73,307
LVMH Moet Hennessy - Louis Vuitton SA	78	14,706
Michelin CGDE Series B	544	59,098
Safran SA	1,838	121,015
Sanofi SA	3,980	420,522
Schneider Electric SA	1,033	87,461
Societe Generale Series A	1,310	75,357
Thales SA	353	21,549
Total SA	9,678	585,457
Unibail-Rodamco	88	23,012
VINCI SA	4,002	257,349
TOTAL FRANCE		3,648,943
Germany - 8.9%
adidas AG	661	80,404
Allianz SE	1,710	297,066
BASF AG	3,627	387,370
Bayer AG	2,674	356,803
Bayerische Motoren Werke AG (BMW)	816	93,770
Continental AG	383	79,989
Daimler AG (Germany)	748	61,999
Deutsche Bank AG	2,023	97,116
Deutsche Lufthansa AG (a)	3,503	76,087
Deutsche Post AG	5,839	206,523
Deutsche Telekom AG	10,657	169,207
E.ON AG	15,195	292,361
Fresenius SE & Co. KGaA	842	119,216
Hannover Reuck SE	882	73,454
Infineon Technologies AG	1,899	19,275
Metro AG	2,072	103,861
Muenchener Rueckversicherungs AG	816	178,514
ProSiebenSat.1 Media AG	3,991	179,582
RWE AG	3,070	117,887
SAP AG	597	49,363
Common Stocks - continued
	Shares	Value
Germany - continued
Siemens AG	2,965	$ 391,360
Suedzucker AG (Bearer)	6,244	157,427
TOTAL GERMANY		3,588,634
Hong Kong - 2.1%
BOC Hong Kong (Holdings) Ltd.	30,500	103,076
Cheung Kong Holdings Ltd.	9,000	142,327
Hang Seng Bank Ltd.	3,800	62,005
Hopewell Holdings Ltd.	38,500	129,119
Hysan Development Co. Ltd.	24,005	111,470
Sino Land Ltd.	6,000	8,219
SJM Holdings Ltd.	64,000	205,145
Sun Hung Kai Properties Ltd.	4,788	61,482
Wheelock and Co. Ltd.	6,000	29,216
TOTAL HONG KONG		852,059
Ireland - 0.0%
Bank of Ireland (a)	53	21
CRH PLC	337	8,529
TOTAL IRELAND		8,550
Italy - 2.7%
Assicurazioni Generali SpA	927	21,262
Atlantia SpA	6,171	137,768
Enel SpA	59,933	272,651
ENI SpA	6,728	161,044
EXOR SpA	1,583	62,013
Intesa Sanpaolo SpA	15,856	38,350
Luxottica Group SpA	701	36,984
Prysmian SpA	1,117	29,172
Telecom Italia SpA	162,318	157,866
Terna SpA	29,279	141,393
UniCredit SpA	5,621	40,786
TOTAL ITALY		1,099,289
Japan - 20.2%
Aisin Seiki Co. Ltd.	2,200	88,477
Ajinomoto Co., Inc.	13,000	185,270
Aozora Bank Ltd.	15,000	43,194
Bridgestone Corp.	2,300	84,192
Canon, Inc.	5,300	176,526
Central Japan Railway Co.	1,200	144,312
Coca-Cola West Co. Ltd.	2,500	55,322
Dai Nippon Printing Co. Ltd.	6,000	61,848
Daihatsu Motor Co. Ltd.	6,000	109,756
Daiwa House Industry Co. Ltd.	3,000	58,275
Daiwa Securities Group, Inc.	23,000	223,388
DENSO Corp.	4,500	225,340
Fuji Heavy Industries Ltd.	8,000	225,838
Fujifilm Holdings Corp.	2,000	54,605
Hino Motors Ltd.	11,000	170,404
Hirose Electric Co. Ltd.	200	30,573

	Shares	Value
Hitachi Ltd.	5,000	$ 36,849
Honda Motor Co. Ltd.	3,500	148,349
Hoya Corp.	5,600	151,472
Ibiden Co. Ltd.	10,700	183,094
Itochu Corp.	10,500	132,422
Japan Tobacco, Inc.	5,500	185,758
JFE Holdings, Inc.	4,200	94,377
Kao Corp.	4,400	144,526
Kinden Corp.	4,000	42,130
Kobe Steel Ltd. (a)	49,000	84,182
Konica Minolta, Inc.	3,000	30,250
Marubeni Corp.	1,000	7,253
Mazda Motor Corp. (a)	15,000	68,964
Medipal Holdings Corp.	13,600	181,342
Mitsubishi Chemical Holdings Corp.	39,500	183,533
Mitsubishi Heavy Industries Ltd.	32,000	205,222
Mitsubishi UFJ Financial Group, Inc.	17,300	111,732
Mitsui & Co. Ltd.	11,900	164,831
Mizuho Financial Group, Inc.	152,000	320,124
MS&AD Insurance Group Holdings, Inc.	1,300	34,986
Namco Bandai Holdings, Inc.	3,500	71,097
Nippon Steel & Sumitomo Metal Corp.	9,000	29,167
Nippon Telegraph & Telephone Corp.	4,500	226,229
Nitto Denko Corp.	100	5,086
Nomura Holdings, Inc.	8,800	69,956
NTT DoCoMo, Inc.	10,600	170,299
Oriental Land Co. Ltd.	100	14,730
ORIX Corp.	5,500	100,127
Otsuka Holdings Co. Ltd.	7,800	227,806
Resona Holdings, Inc.	35,500	176,036
ROHM Co. Ltd.	2,000	86,876
SBI Holdings, Inc. Japan	5,300	73,360
Sekisui House Ltd.	10,000	137,928
Seven & i Holdings Co., Ltd.	4,000	147,201
Shimamura Co. Ltd.	600	61,555
SoftBank Corp.	500	40,461
Sojitz Corp.	62,900	116,044
Sumitomo Corp.	9,300	115,019
Sumitomo Metal Mining Co. Ltd.	1,000	13,305
Sumitomo Mitsui Financial Group, Inc.	7,300	363,225
Suzuki Motor Corp.	9,100	233,618
Taisei Corp.	4,000	18,195
Takashimaya Co. Ltd.	7,000	66,279
Tokyo Electric Power Co., Inc. (a)	2,000	10,659
Toto Ltd.	9,000	132,129
Toyo Seikan Group Holdings Ltd.	8,000	168,520
Toyota Motor Corp.	11,300	705,682
Trend Micro, Inc.	600	23,486
Yahoo! Japan Corp.	13,000	62,687
TOTAL JAPAN		8,115,478
Luxembourg - 0.2%
Tenaris SA	3,901	87,779
Common Stocks - continued
	Shares	Value
Netherlands - 2.3%
CNH Industrial NV (a)	7,582	$ 86,695
European Aeronautic Defence and Space Co. (EADS) NV	2,274	161,479
ING Groep NV (Certificaten Van Aandelen) (a)	8,347	108,308
Koninklijke Ahold NV	11,656	212,232
Koninklijke Philips Electronics NV	5,130	183,454
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,870	73,462
Ziggo NV	2,552	109,370
TOTAL NETHERLANDS		935,000
New Zealand - 0.2%
Telecom Corp. of New Zealand Ltd.	46,263	86,566
Norway - 1.7%
DNB ASA	5,322	94,160
Gjensidige Forsikring ASA	2,422	43,603
Statoil ASA	9,579	215,843
Telenor ASA	8,637	207,648
Yara International ASA	2,561	111,730
TOTAL NORWAY		672,984
Portugal - 0.0%
Energias de Portugal SA	4	15
Singapore - 1.7%
ComfortDelgro Corp. Ltd.	65,000	101,785
DBS Group Holdings Ltd.	11,106	152,051
Jardine Cycle & Carriage Ltd.	1,000	28,131
Keppel Land Ltd.	36,000	100,984
Singapore Technologies Engineering Ltd.	15,000	48,293
United Overseas Bank Ltd.	15,000	250,070
TOTAL SINGAPORE		681,314
Spain - 2.4%
Abertis Infraestructuras SA	5,655	120,255
Amadeus IT Holding SA Class A	3,996	149,671
Banco Bilbao Vizcaya Argentaria SA	11,854	141,250
Banco Santander SA (Spain)	37,987	337,675
Criteria CaixaCorp SA	4,197	21,238
Criteria CaixaCorp SA rights (a)	4,197	308
Distribuidora Internacional de Alimentacion SA	9,116	83,599
Gas Natural SDG SA	992	24,694
Repsol YPF SA	1,104	28,997
Telefonica SA	3,872	63,814
TOTAL SPAIN		971,501
Sweden - 3.2%
H&M Hennes & Mauritz AB (B Shares)	2,061	87,350
Industrivarden AB (C Shares)	2,875	51,808
Investor AB (B Shares)	2,744	89,649
Nordea Bank AB	11,803	152,501
Sandvik AB	7,819	109,250

	Shares	Value
Securitas AB (B Shares)	19,046	$ 196,141
Skandinaviska Enskilda Banken AB (A Shares)	8,187	99,352
Svenska Handelsbanken AB (A Shares)	352	16,357
Swedbank AB (A Shares)	4,688	119,713
Telefonaktiebolaget LM Ericsson (B Shares)	14,763	183,931
TeliaSonera AB	20,217	165,050
TOTAL SWEDEN		1,271,102
Switzerland - 7.8%
ABB Ltd. (Reg.)	6,252	159,631
Actelion Ltd.	1,936	161,262
Banque Cantonale Vaudoise (Bearer)	37	19,778
Compagnie Financiere Richemont SA Series A	1,349	137,073
Credit Suisse Group	2,849	85,025
Nestle SA	8,065	588,336
Novartis AG	8,078	638,647
Roche Holding AG (participation certificate)	2,809	783,130
Swiss Re Ltd.	1,518	135,069
Transocean Ltd. (Switzerland)	2,819	142,007
UBS AG	8,850	168,313
Zurich Insurance Group AG	418	116,629
TOTAL SWITZERLAND		3,134,900
United Kingdom - 21.0%
3i Group PLC	8,552	51,776
Anglo American PLC (United Kingdom)	4,780	105,512
Antofagasta PLC	16,038	208,369
ARM Holdings PLC	2,768	45,785
AstraZeneca PLC:
(United Kingdom)	1,546	88,651
sponsored ADR (e)	3,408	194,904
Aviva PLC	13,408	94,169
BAE Systems PLC	15,633	109,330
Barclays PLC	41,335	183,175
BG Group PLC	954	19,489
BHP Billiton PLC	8,695	263,786
BP PLC	70,305	552,900
British American Tobacco PLC (United Kingdom)	6,349	337,768
British Sky Broadcasting Group PLC	17,490	234,389
BT Group PLC	3,134	19,134
Burberry Group PLC	8,649	216,107
Capita Group PLC	6,246	101,897
Cobham PLC	25,045	108,313
Diageo PLC	3,112	99,143
Direct Line Insurance Group PLC	16,851	64,852
easyJet PLC	2,698	62,866
GlaxoSmithKline PLC	1,351	35,740
GlaxoSmithKline PLC sponsored ADR (e)	9,653	510,837
HSBC Holdings PLC:
(United Kingdom)	35,729	399,012
Common Stocks - continued
	Shares	Value
United Kingdom - continued
HSBC Holdings PLC: - continued
sponsored ADR (e)	3,001	$ 168,356
ITV PLC	75,353	234,270
J Sainsbury PLC	32,354	215,681
Kingfisher PLC	2,717	16,712
Legal & General Group PLC	5,299	18,547
Lloyds Banking Group PLC (a)	101,025	127,689
Marks & Spencer Group PLC	13,455	107,220
Next PLC	1,908	171,557
Old Mutual PLC	28,487	92,807
Pearson PLC	850	18,768
Persimmon PLC	6,554	124,402
Prudential PLC	4,861	103,671
Reckitt Benckiser Group PLC	2,090	167,881
Rexam PLC	13,567	110,910
Rio Tinto PLC	2,779	147,581
Rolls-Royce Group PLC	6,611	133,597
Royal & Sun Alliance Insurance Group PLC	34,690	60,396
Royal Dutch Shell PLC:
Class A (United Kingdom)	12,096	404,461
Class B (United Kingdom)	12,609	441,600
Scottish & Southern Energy PLC	111	2,410
Standard Chartered PLC (United Kingdom)	9,710	230,145
Standard Life PLC	17,690	101,717
Tate & Lyle PLC	2,682	34,450
Tesco PLC	39,670	225,861
TUI Travel PLC	9	54
Unilever PLC	5,270	212,886
Vodafone Group PLC	182,083	675,049
TOTAL UNITED KINGDOM		8,456,582
TOTAL COMMON STOCKS (Cost $34,285,285)		38,652,867
Nonconvertible Preferred Stocks - 1.0%

Germany - 0.8%
Henkel AG & Co. KGaA	1,684	190,952
Volkswagen AG	510	135,341
TOTAL GERMANY		326,293
Italy - 0.2%
Telecom Italia SpA (Risparmio Shares)	78,802	60,595
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $293,699)		386,888
Government Obligations - 0.3%
	Principal Amount	Value
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.07% 2/6/14 to 6/26/14 (f) (Cost $99,980)	$ 100,000	$ 99,972
Money Market Funds - 5.3%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	750,235	750,235
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	1,388,055	1,388,055
TOTAL MONEY MARKET FUNDS (Cost $2,138,290)		2,138,290
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $36,817,254)		41,278,017
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(1,030,791)
NET ASSETS - 100%		$ 40,247,226
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
12 NYSE E-mini MSCI EAFE Index Contracts (United States)	Dec. 2013	$ 1,131,660	$ (366)

The face value of futures purchased as a percentage of net assets is 2.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $99,972.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 1,506
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,325,129	$ 4,415,346	$ 909,783	$ -
Consumer Staples	3,589,001	2,175,184	1,413,817	-
Energy	2,758,414	397,109	2,361,305	-
Financials	9,779,643	7,069,182	2,710,461	-
Health Care	4,257,343	2,780,271	1,477,072	-
Industrials	5,409,143	4,674,698	734,445	-
Information Technology	1,454,478	998,873	455,605	-
Materials	2,444,171	1,861,670	582,501	-
Telecommunication Services	2,677,578	1,069,376	1,608,202	-
Utilities	1,344,855	1,344,855	-	-
Government Obligations	99,972	-	99,972	-
Money Market Funds	2,138,290	2,138,290	-	-
Total Investments in Securities:	$ 41,278,017	$ 28,924,854	$ 12,353,163	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (366)	$ (366)	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $36,834,189. Net unrealized appreciation aggregated $4,443,828, of which $5,770,809 related to appreciated investment securities and $1,326,981 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap
Enhanced Index Fund

November 30, 2013

1.870937.105

SCE-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 1.8%
Dana Holding Corp.	98,977	$ 2,007,254
Dorman Products, Inc.	4,257	211,913
Drew Industries, Inc.	6,638	359,846
Gentherm, Inc. (a)	11,788	284,798
Modine Manufacturing Co. (a)	4,800	63,744
Remy International, Inc.	17,715	411,519
Standard Motor Products, Inc.	26,030	903,762
Stoneridge, Inc. (a)	28,093	362,681
Superior Industries International, Inc.	8,537	168,520
Tenneco, Inc. (a)(e)	14,412	827,249
Tower International, Inc. (a)	56,058	1,204,686
		6,805,972
Automobiles - 0.2%
Winnebago Industries, Inc. (a)	20,319	629,076
Distributors - 0.2%
Core-Mark Holding Co., Inc.	4,642	342,672
VOXX International Corp. (a)	18,599	331,806
		674,478
Diversified Consumer Services - 1.2%
Bridgepoint Education, Inc. (a)(e)	37,040	685,240
Capella Education Co. (e)	6,196	407,201
Hillenbrand, Inc.	28,304	795,342
K12, Inc. (a)	17,070	359,153
LifeLock, Inc. (a)(e)	127,598	2,197,238
		4,444,174
Hotels, Restaurants & Leisure - 3.8%
Bloomin' Brands, Inc. (a)	58,623	1,535,923
CEC Entertainment, Inc.	2,440	116,998
Cracker Barrel Old Country Store, Inc. (e)	6,602	716,251
Einstein Noah Restaurant Group, Inc.	13,663	218,471
Interval Leisure Group, Inc.	4,349	116,466
Jack in the Box, Inc. (a)	49,525	2,345,009
Krispy Kreme Doughnuts, Inc. (a)(e)	59,739	1,516,176
Marcus Corp.	6,472	94,426
Marriott Vacations Worldwide Corp. (a)	42,882	2,240,156
Monarch Casino & Resort, Inc. (a)	6,092	108,133
Multimedia Games Holding Co., Inc. (a)	56,526	1,639,254
Papa John's International, Inc.	18,617	1,580,118
Scientific Games Corp. Class A (a)	21,612	387,935
Sonic Corp. (a)	18,314	362,434
Texas Roadhouse, Inc. Class A	61,489	1,720,462
Town Sports International Holdings, Inc.	2,754	37,868
		14,736,080
Household Durables - 0.6%
Flexsteel Industries, Inc.	31,986	884,733
Helen of Troy Ltd. (a)	1,570	76,475

	Shares	Value
La-Z-Boy, Inc.	17,046	$ 498,766
NACCO Industries, Inc. Class A	14,394	932,012
		2,391,986
Internet & Catalog Retail - 0.2%
FTD Companies, Inc. (a)(e)	25,131	828,820
Leisure Equipment & Products - 0.1%
Smith & Wesson Holding Corp. (a)(e)	32,941	389,363
Media - 1.6%
Belo Corp. Series A	21,500	295,195
Carmike Cinemas, Inc. (a)	4,305	103,062
E.W. Scripps Co. Class A (a)	65,239	1,322,395
Entravision Communication Corp. Class A	304,850	2,015,059
Global Sources Ltd. (a)	56,637	436,671
Harte-Hanks, Inc.	10,855	86,406
Loral Space & Communications Ltd.	5,216	411,699
MDC Partners, Inc. Class A	14,983	341,013
Nexstar Broadcasting Group, Inc. Class A	18,485	918,150
Sinclair Broadcast Group, Inc. Class A	9,284	304,701
		6,234,351
Specialty Retail - 2.6%
Big 5 Sporting Goods Corp.	99,494	1,852,578
Christopher & Banks Corp. (a)	22,329	140,003
Destination Maternity Corp.	9,860	301,124
Express, Inc. (a)	89,122	2,193,292
Haverty Furniture Companies, Inc.	3,874	110,409
Kirkland's, Inc. (a)	6,884	176,368
Office Depot, Inc. (a)	470,368	2,558,802
Sears Hometown & Outlet Stores, Inc. (a)	21,439	685,619
Stein Mart, Inc.	5,162	76,088
The Cato Corp. Class A (sub. vtg.)	22,288	758,684
The Children's Place Retail Stores, Inc. (a)	11,716	644,380
The Men's Wearhouse, Inc.	10,818	553,016
		10,050,363
Textiles, Apparel & Luxury Goods - 0.1%
Costa, Inc. Class A (a)	2,762	60,488
Movado Group, Inc.	5,371	244,488
		304,976
TOTAL CONSUMER DISCRETIONARY		47,489,639
CONSUMER STAPLES - 5.3%
Beverages - 0.0%
Coca-Cola Bottling Co. Consolidated	1,618	109,862
Food & Staples Retailing - 1.6%
Andersons, Inc.	28,767	2,447,209
Harris Teeter Supermarkets, Inc. (e)	9,425	465,407
Rite Aid Corp. (a)	532,478	3,152,267
		6,064,883
Food Products - 2.7%
Cal-Maine Foods, Inc.	16,408	901,620
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Chiquita Brands International, Inc. (a)	33,915	$ 358,482
Fresh Del Monte Produce, Inc.	43,997	1,232,356
J&J Snack Foods Corp.	9,672	831,018
Omega Protein Corp. (a)	42,726	578,937
Pilgrims Pride Corp. (a)(e)	118,956	1,948,499
Sanderson Farms, Inc. (e)	29,115	1,989,719
Seneca Foods Corp. Class A (a)	5,988	187,604
TreeHouse Foods, Inc. (a)(e)	30,471	2,137,541
		10,165,776
Household Products - 0.3%
Orchids Paper Products Co.	18,297	599,044
WD-40 Co.	9,119	686,296
		1,285,340
Personal Products - 0.7%
Inter Parfums, Inc.	6,277	228,483
Nature's Sunshine Products, Inc.	5,839	112,050
Nu Skin Enterprises, Inc. Class A	16,281	2,081,363
Nutraceutical International Corp.	1,722	44,083
Prestige Brands Holdings, Inc. (a)	9,992	352,118
		2,818,097
TOTAL CONSUMER STAPLES		20,443,958
ENERGY - 4.2%
Energy Equipment & Services - 2.0%
Bristow Group, Inc.	5,419	434,604
Dril-Quip, Inc. (a)	16,632	1,805,570
Exterran Holdings, Inc. (a)(e)	33,216	1,080,184
Gulf Island Fabrication, Inc.	7,056	186,702
Hercules Offshore, Inc. (a)(e)	241,505	1,543,217
Matrix Service Co. (a)	39,383	874,303
Newpark Resources, Inc. (a)(e)	25,723	310,219
Parker Drilling Co. (a)	65,768	521,540
RigNet, Inc. (a)	10,180	432,446
Tesco Corp. (a)	36,364	650,188
		7,838,973
Oil, Gas & Consumable Fuels - 2.2%
Abraxas Petroleum Corp. (a)	28,319	101,948
Adams Resources & Energy, Inc.	795	45,490
Alon U.S.A. Energy, Inc.	46,944	647,827
Cloud Peak Energy, Inc. (a)	7,472	123,587
Crosstex Energy, Inc.	4,786	155,545
CVR Energy, Inc.	33,893	1,338,096
Delek U.S. Holdings, Inc.	41,835	1,265,927
Evolution Petroleum Corp.	9,937	122,821
Renewable Energy Group, Inc. (a)	175,275	1,992,877
Rex American Resources Corp. (a)	15,780	516,637
VAALCO Energy, Inc. (a)(e)	35,409	214,224

	Shares	Value
Warren Resources, Inc. (a)	49,090	$ 159,543
Western Refining, Inc. (e)	39,774	1,553,970
		8,238,492
TOTAL ENERGY		16,077,465
FINANCIALS - 20.9%
Capital Markets - 1.9%
American Capital Ltd. (a)	126,553	1,936,261
Calamos Asset Management, Inc. Class A	19,096	211,775
Evercore Partners, Inc. Class A	40,949	2,246,053
FBR & Co. (a)	8,902	250,235
GAMCO Investors, Inc. Class A	1,088	91,610
Investment Technology Group, Inc. (a)	20,571	402,986
MCG Capital Corp.	33,306	160,202
New Mountain Finance Corp.	2,981	44,924
Piper Jaffray Companies (a)(e)	5,121	194,700
Silvercrest Asset Management Group Class A	1,169	18,587
TCP Capital Corp.	43,855	758,692
Virtus Investment Partners, Inc. (a)	5,123	1,064,559
		7,380,584
Commercial Banks - 5.9%
1st Source Corp.	300	9,585
Ameris Bancorp (a)	8,750	179,113
Banco Latinoamericano de Comercio Exterior SA Series E (e)	13,543	364,848
Bank of Kentucky Financial Corp.	1,779	60,184
Bank of Marin Bancorp	2,506	115,251
Banner Bank (e)	30,610	1,330,311
BBCN Bancorp, Inc.	13,871	231,507
BNC Bancorp	8,519	129,744
Central Pacific Financial Corp.	30,581	607,950
Chemical Financial Corp.	5,740	183,795
Citizens & Northern Corp.	5,161	106,729
Customers Bancorp, Inc. (a)	24,353	424,716
Eagle Bancorp, Inc., Maryland	6,783	221,194
First Bancorp, Puerto Rico (a)	200,658	1,280,198
First Community Bancshares, Inc.	6,561	114,358
First Financial Holdings, Inc.	2,753	181,340
First Interstate Bancsystem, Inc.	11,503	322,084
First Merchants Corp.	36,137	765,743
Flushing Financial Corp.	13,622	294,371
Hanmi Financial Corp.	60,890	1,251,898
Home Bancshares, Inc. (e)	8,365	302,478
International Bancshares Corp.	7,105	185,369
Lakeland Financial Corp. (e)	1,224	46,940
MainSource Financial Group, Inc.	3,421	61,510
MB Financial, Inc. (e)	53,084	1,731,069
Mercantile Bank Corp.	1,040	23,171
Merchants Bancshares, Inc.	15,003	475,595
Old National Bancorp, Indiana	8,708	135,409
Peoples Bancorp, Inc.	4,582	109,785
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
PrivateBancorp, Inc.	85,538	$ 2,371,969
Republic Bancorp, Inc., Kentucky Class A (e)	4,232	105,038
Southwest Bancorp, Inc., Oklahoma (a)	6,145	105,510
Susquehanna Bancshares, Inc.	66,520	837,487
Umpqua Holdings Corp. (e)	130,434	2,401,290
Union First Market Bankshares Corp.	4,190	108,144
United Community Banks, Inc., Georgia (a)	76,271	1,399,573
Washington Trust Bancorp, Inc.	8,487	311,133
WesBanco, Inc.	7,954	250,551
Wilshire Bancorp, Inc.	108,691	1,148,864
Wintrust Financial Corp. (e)	49,566	2,248,314
Yadkin Financial Corp. (a)	9,223	165,553
		22,699,671
Consumer Finance - 1.7%
Cash America International, Inc.	17,527	659,190
Credit Acceptance Corp. (a)	6,520	842,058
EZCORP, Inc. (non-vtg.) Class A (a)	5,087	59,416
Green Dot Corp. Class A (a)	74,759	1,812,906
Nelnet, Inc. Class A	48,179	2,168,055
Regional Management Corp. (a)	16,486	554,424
World Acceptance Corp. (a)(e)	3,439	317,488
		6,413,537
Diversified Financial Services - 0.9%
Gain Capital Holdings, Inc.	44,218	402,384
MarketAxess Holdings, Inc.	36,335	2,556,894
Marlin Business Services Corp.	21,986	546,352
Vector Capital Corp. rights (a)	8,300	0
		3,505,630
Insurance - 3.9%
Amerisafe, Inc.	1,588	69,681
Argo Group International Holdings, Ltd.	27,867	1,317,830
eHealth, Inc. (a)(e)	19,960	904,388
FBL Financial Group, Inc. Class A	12,904	592,423
First American Financial Corp.	94,651	2,504,465
HCI Group, Inc. (e)	17,067	849,766
Hilltop Holdings, Inc. (a)	56,873	1,348,459
Horace Mann Educators Corp.	59,366	1,823,724
Maiden Holdings Ltd.	4,849	61,388
Navigators Group, Inc. (a)	2,808	187,687
Platinum Underwriters Holdings Ltd.	35,699	2,263,317
ProAssurance Corp.	38,121	1,832,858
Selective Insurance Group, Inc.	22,672	639,124
Symetra Financial Corp.	10,275	196,972
Universal Insurance Holdings, Inc.	20,480	253,952
		14,846,034
Real Estate Investment Trusts - 3.9%
Anworth Mortgage Asset Corp.	43,691	194,425

	Shares	Value
Apollo Commercial Real Estate Finance, Inc.	47,315	$ 786,848
Ashford Hospitality Prime, Inc. (a)	7,081	144,877
Ashford Hospitality Trust, Inc.	52,556	431,485
Capstead Mortgage Corp. (e)	41,501	499,257
CubeSmart	32,839	532,649
Extra Space Storage, Inc.	33,403	1,400,254
Gyrodyne Co. of America, Inc.	1,177	84,626
MFA Financial, Inc.	132,663	967,113
National Health Investors, Inc.	14,085	829,184
New Residential Investment Corp.	294,011	1,775,826
Potlatch Corp.	7,450	296,883
PS Business Parks, Inc.	1,578	123,589
Resource Capital Corp.	86,050	518,021
RLJ Lodging Trust	99,947	2,412,721
Sovran Self Storage, Inc.	19,964	1,332,397
Sunstone Hotel Investors, Inc.	49,743	650,141
The Geo Group, Inc.	65,759	2,156,895
		15,137,191
Real Estate Management & Development - 0.6%
Altisource Residential Corp. Class B	79,411	2,211,596
Thrifts & Mortgage Finance - 2.1%
Dime Community Bancshares, Inc.	39,454	663,616
Doral Financial Corp. (a)	13,067	246,182
EverBank Financial Corp.	56,393	962,629
Farmer Mac Class C (non-vtg.)	5,405	189,229
Flagstar Bancorp, Inc. (a)(e)	62,509	1,147,040
Fox Chase Bancorp, Inc.	3,312	58,523
Home Loan Servicing Solutions Ltd.	88,138	2,050,971
HomeStreet, Inc.	28,297	598,765
Northwest Bancshares, Inc. (e)	36,789	549,628
Provident Financial Holdings, Inc.	6,041	88,924
Simplicity Bancorp, Inc.	5,486	86,405
WSFS Financial Corp.	19,867	1,508,700
		8,150,612
TOTAL FINANCIALS		80,344,855
HEALTH CARE - 13.8%
Biotechnology - 0.9%
Aegerion Pharmaceuticals, Inc. (a)	10,271	728,522
Alnylam Pharmaceuticals, Inc. (a)(e)	4,410	269,892
Cepheid, Inc. (a)(e)	3,174	144,163
Emergent BioSolutions, Inc. (a)	15,991	358,998
Insys Therapeutics, Inc. (a)(e)	15,277	673,716
Intercept Pharmaceuticals, Inc. (a)	5,708	298,928
Isis Pharmaceuticals, Inc. (a)(e)	10,590	410,468
Pharmacyclics, Inc. (a)	2,420	301,338
Stemline Therapeutics, Inc.	6,964	143,876
		3,329,901
Health Care Equipment & Supplies - 4.6%
Align Technology, Inc. (a)(e)	52,073	2,845,269
Anika Therapeutics, Inc. (a)	9,784	336,080
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
ArthroCare Corp. (a)	7,074	$ 266,831
Cantel Medical Corp.	16,752	625,185
Cardiovascular Systems, Inc. (a)	12,696	421,507
CONMED Corp.	5,204	211,855
Cryolife, Inc.	9,732	107,539
Cyberonics, Inc. (a)(e)	27,028	1,857,364
Globus Medical, Inc. (a)	8,251	158,914
Greatbatch, Inc. (a)	13,583	551,877
Invacare Corp. (e)	11,114	248,954
Masimo Corp.	5,439	155,719
Natus Medical, Inc. (a)	25,974	598,181
NuVasive, Inc. (a)	29,742	988,922
Orthofix International NV (a)	30,766	665,469
RTI Biologics, Inc. (a)	76,461	235,500
Sirona Dental Systems, Inc. (a)(e)	26,721	1,837,870
Steris Corp.	2,830	130,576
SurModics, Inc. (a)	16,259	392,167
Symmetry Medical, Inc. (a)	4,476	43,910
Thoratec Corp. (a)	57,378	2,258,972
Vascular Solutions, Inc. (a)	9,001	187,671
West Pharmaceutical Services, Inc.	46,294	2,310,996
Zeltiq Aesthetics, Inc. (a)	25,710	450,953
		17,888,281
Health Care Providers & Services - 5.6%
Addus HomeCare Corp. (a)	17,755	514,895
Alliance Healthcare Services, Inc. (a)	63,365	1,829,981
AMN Healthcare Services, Inc. (a)	59,606	827,331
AmSurg Corp. (a)	17,785	859,371
Centene Corp. (a)(e)	3,919	234,082
Corvel Corp. (a)	8,510	393,928
Five Star Quality Care, Inc. (a)	83,844	413,351
Hanger, Inc. (a)	47,831	1,857,756
HealthSouth Corp.	20,857	746,472
Kindred Healthcare, Inc.	10,616	178,773
Magellan Health Services, Inc. (a)	37,321	2,284,045
Molina Healthcare, Inc. (a)(e)	15,246	512,266
National Healthcare Corp.	8,203	457,727
Owens & Minor, Inc. (e)	63,980	2,442,117
PharMerica Corp. (a)	33,948	766,546
Providence Service Corp. (a)	40,825	1,119,422
Select Medical Holdings Corp. (e)	188,821	1,635,190
Team Health Holdings, Inc. (a)	54,295	2,537,205
Triple-S Management Corp. (a)	2,429	49,212
Universal American Spin Corp.	6,324	48,885
Wellcare Health Plans, Inc. (a)	22,734	1,689,136
		21,397,691
Health Care Technology - 1.0%
Medidata Solutions, Inc. (a)	11,485	1,365,681

	Shares	Value
Omnicell, Inc. (a)	85,968	$ 2,084,724
Quality Systems, Inc.	14,862	347,176
		3,797,581
Life Sciences Tools & Services - 0.5%
Albany Molecular Research, Inc. (a)(e)	54,089	653,395
Cambrex Corp. (a)	28,156	549,042
Luminex Corp. (a)	8,658	169,437
PAREXEL International Corp. (a)(e)	17,834	735,117
		2,106,991
Pharmaceuticals - 1.2%
Impax Laboratories, Inc. (a)	8,060	193,762
Jazz Pharmaceuticals PLC (a)(e)	6,470	756,472
Lannett Co., Inc. (a)(e)	30,628	904,751
Pozen, Inc.	28,256	223,222
Questcor Pharmaceuticals, Inc. (e)	19,714	1,143,609
Sagent Pharmaceuticals, Inc. (a)	17,881	406,078
Santarus, Inc. (a)	12,579	404,792
The Medicines Company (a)	15,350	561,964
		4,594,650
TOTAL HEALTH CARE		53,115,095
INDUSTRIALS - 16.2%
Aerospace & Defense - 2.4%
AAR Corp. (e)	36,364	1,135,284
American Science & Engineering, Inc.	15,307	1,096,900
Curtiss-Wright Corp.	23,861	1,259,145
Ducommun, Inc. (a)	1,851	46,904
Engility Holdings, Inc. (a)(e)	8,464	269,578
Esterline Technologies Corp. (a)	20,024	1,762,512
Moog, Inc. Class A (a)	21,248	1,459,100
Taser International, Inc. (a)(e)	122,989	2,114,181
Teledyne Technologies, Inc. (a)	2,690	249,444
		9,393,048
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	2,535	107,940
Airlines - 1.3%
Republic Airways Holdings, Inc. (a)	95,594	1,076,388
SkyWest, Inc.	76,914	1,299,847
Spirit Airlines, Inc. (a)	57,405	2,633,167
		5,009,402
Building Products - 0.7%
AAON, Inc.	5,980	184,005
American Woodmark Corp. (a)	22,374	807,366
Apogee Enterprises, Inc. (e)	20,524	735,170
Gibraltar Industries, Inc. (a)	6,934	122,732
PGT, Inc. (a)	91,956	919,560
		2,768,833
Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	6,088	169,307
ARC Document Solutions, Inc. (a)	17,416	149,952
Consolidated Graphics, Inc. (a)	2,451	157,869
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Deluxe Corp.	23,177	$ 1,151,665
G&K Services, Inc. Class A	24,755	1,490,746
Intersections, Inc.	32,330	250,234
Kimball International, Inc. Class B	43,520	648,013
Knoll, Inc.	5,954	105,684
Mine Safety Appliances Co. (e)	5,328	265,441
Multi-Color Corp.	3,587	135,983
Steelcase, Inc. Class A	35,117	573,461
UniFirst Corp.	14,561	1,488,717
United Stationers, Inc.	2,374	106,783
Viad Corp.	10,893	294,111
		6,987,966
Construction & Engineering - 0.8%
Argan, Inc.	42,484	996,250
Comfort Systems U.S.A., Inc.	20,049	411,005
Dycom Industries, Inc. (a)	4,418	125,029
EMCOR Group, Inc.	10,896	432,898
Furmanite Corp. (a)	30,196	341,215
MYR Group, Inc. (a)	4,852	123,289
Primoris Services Corp.	17,920	515,379
		2,945,065
Electrical Equipment - 1.1%
EnerSys	22,558	1,609,513
Generac Holdings, Inc. (e)	48,212	2,567,771
Powell Industries, Inc.	2,145	147,126
		4,324,410
Industrial Conglomerates - 0.0%
Raven Industries, Inc.	2,203	88,450
Machinery - 2.5%
Alamo Group, Inc.	2,522	148,067
Altra Holdings, Inc.	1,456	44,233
CIRCOR International, Inc.	7,856	623,216
Federal Signal Corp. (a)	10,587	165,475
Global Brass & Copper Holdings, Inc.	11,659	192,374
Hurco Companies, Inc.	2,787	73,800
Hyster-Yale Materials Handling Class A	24,832	2,069,996
John Bean Technologies Corp.	14,060	415,614
Kadant, Inc.	23,469	972,086
L.B. Foster Co. Class A	4,180	195,917
Lydall, Inc. (a)	2,554	45,538
Mueller Industries, Inc.	31,185	1,904,780
Mueller Water Products, Inc. Class A	250,048	2,152,913
NN, Inc.	3,719	74,194
Standex International Corp.	3,271	192,727
Sun Hydraulics Corp.	1,433	61,576
Tennant Co.	4,962	323,820
Xerium Technologies, Inc. (a)	6,004	79,193
		9,735,519

	Shares	Value
Marine - 0.5%
Matson, Inc.	68,640	$ 1,718,059
Professional Services - 2.9%
Barrett Business Services, Inc.	21,715	1,835,352
Exponent, Inc.	1,858	143,753
Huron Consulting Group, Inc. (a)	4,192	249,172
ICF International, Inc. (a)	3,231	116,898
Insperity, Inc.	29,201	1,029,335
Kelly Services, Inc. Class A (non-vtg.)	16,927	393,383
Korn/Ferry International (a)	84,681	1,961,212
Navigant Consulting, Inc. (a)	13,641	267,364
On Assignment, Inc. (a)	9,642	328,117
Resources Connection, Inc.	33,413	475,133
RPX Corp. (a)	119,985	1,982,152
TrueBlue, Inc. (a)	8,328	212,697
WageWorks, Inc. (a)	34,726	1,989,800
		10,984,368
Road & Rail - 1.5%
AMERCO	8,835	2,047,335
Arkansas Best Corp.	12,058	392,367
Heartland Express, Inc.	45,146	827,526
Marten Transport Ltd.	7,839	152,312
Old Dominion Freight Lines, Inc. (a)	36,559	1,883,885
Saia, Inc. (a)	4,193	145,623
Universal Truckload Services, Inc.	5,473	157,568
		5,606,616
Trading Companies & Distributors - 0.6%
Aceto Corp.	41,567	894,938
Aircastle Ltd.	53,912	1,009,233
DXP Enterprises, Inc. (a)	2,283	223,688
		2,127,859
Transportation Infrastructure - 0.1%
Wesco Aircraft Holdings, Inc. (a)	26,594	555,283
TOTAL INDUSTRIALS		62,352,818
INFORMATION TECHNOLOGY - 19.2%
Communications Equipment - 3.7%
ADTRAN, Inc. (e)	19,202	493,107
Anaren, Inc. (a)	12,272	342,266
Arris Group, Inc. (a)(e)	51,588	1,058,586
Aruba Networks, Inc. (a)(e)	129,237	2,305,588
Black Box Corp.	28,952	810,946
Communications Systems, Inc.	7,463	86,272
Comtech Telecommunications Corp.	33,918	1,090,125
Emulex Corp. (a)	113,198	844,457
Extreme Networks, Inc. (a)	301,495	2,095,390
Finisar Corp. (a)(e)	1,981	40,987
Globecomm Systems, Inc. (a)	5,091	71,834
Harmonic, Inc. (a)	37,343	287,541
Ixia (a)	28,145	365,604
Oplink Communications, Inc. (a)	7,945	128,868
Plantronics, Inc.	34,890	1,560,630
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Tessco Technologies, Inc.	17,597	$ 693,498
Ubiquiti Networks, Inc. (e)	50,241	1,979,495
		14,255,194
Computers & Peripherals - 0.4%
QLogic Corp. (a)	114,289	1,418,326
Super Micro Computer, Inc. (a)	13,821	219,477
		1,637,803
Electronic Equipment & Components - 2.1%
Benchmark Electronics, Inc. (a)	94,665	2,175,402
Checkpoint Systems, Inc. (a)	7,797	112,589
Daktronics, Inc.	20,811	318,408
Electro Scientific Industries, Inc.	46,075	474,112
Insight Enterprises, Inc. (a)	22,010	529,781
Maxwell Technologies, Inc. (a)	4,396	34,948
Methode Electronics, Inc. Class A (e)	3,274	94,717
Newport Corp. (a)	11,243	192,817
Plexus Corp. (a)	8,926	360,343
Sanmina Corp. (a)	34,138	528,456
ScanSource, Inc. (a)	25,388	1,066,042
SYNNEX Corp. (a)	32,277	2,135,446
		8,023,061
Internet Software & Services - 1.9%
comScore, Inc. (a)	20,460	556,717
Constant Contact, Inc. (a)	11,972	327,674
eGain Communications Corp. (a)	21,142	243,344
Perficient, Inc. (a)	4,798	104,021
Shutterstock, Inc. (a)(e)	12,030	889,979
Stamps.com, Inc. (a)	16,809	774,391
Textura Corp.	9,458	320,248
United Online, Inc. (e)	66,175	1,047,550
ValueClick, Inc. (a)(e)	45,954	983,416
WebMD Health Corp. (a)(e)	31,332	1,211,608
XO Group, Inc. (a)	21,226	332,611
Yelp, Inc. (a)(e)	9,095	551,976
		7,343,535
IT Services - 3.1%
Acxiom Corp. (a)(e)	44,020	1,464,986
Cardtronics, Inc. (a)	19,259	820,241
CSG Systems International, Inc.	16,098	464,749
ExlService Holdings, Inc. (a)	17,137	451,731
Forrester Research, Inc.	4,110	164,318
Global Cash Access Holdings, Inc. (a)	110,483	1,077,209
Hackett Group, Inc.	9,107	56,919
iGATE Corp. (a)	24,360	815,573
Jack Henry & Associates, Inc.	32,992	1,872,956
Maximus, Inc.	21,868	994,994
MoneyGram International, Inc. (a)	6,063	127,869
NCI, Inc. Class A (a)	9,273	60,460
Sapient Corp. (a)	122,891	1,933,075

	Shares	Value
Syntel, Inc.	10,407	$ 919,667
Teletech Holdings, Inc. (a)	24,221	621,995
		11,846,742
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Energy Industries, Inc. (a)	31,878	759,334
Ambarella, Inc. (a)(e)	64,862	1,608,578
ATMI, Inc. (a)	5,227	159,946
Cabot Microelectronics Corp. (a)(e)	23,305	1,050,356
Intersil Corp. Class A	21,055	221,499
Kulicke & Soffa Industries, Inc. (a)	137,962	1,741,080
Rambus, Inc. (a)(e)	121,093	1,040,189
RF Micro Devices, Inc. (a)	103,101	544,373
Spansion, Inc. Class A (a)(e)	56,577	700,989
Supertex, Inc.	718	18,632
Synaptics, Inc. (a)(e)	11,068	559,045
		8,404,021
Software - 5.8%
Actuate Corp. (a)	25,930	203,810
Advent Software, Inc.	61,743	2,170,266
Aspen Technology, Inc. (a)	71,325	2,819,477
AVG Technologies NV (a)(e)	93,053	1,607,956
Comverse, Inc.	12,959	434,127
ePlus, Inc.	3,368	181,939
Gigamon, Inc. (a)(e)	20,786	607,159
Manhattan Associates, Inc. (a)	20,744	2,494,673
Monotype Imaging Holdings, Inc.	43,452	1,353,530
NetScout Systems, Inc. (a)	38,992	1,186,527
Pegasystems, Inc. (e)	16,338	822,618
Progress Software Corp. (a)(e)	11,826	311,497
QAD, Inc.:
Class A	6,057	103,454
Class B	3,694	51,531
SS&C Technologies Holdings, Inc. (a)(e)	59,150	2,549,957
TeleCommunication Systems, Inc. Class A (a)	177,398	409,789
TeleNav, Inc. (a)	62,103	437,205
TiVo, Inc. (a)	173,638	2,227,776
Verint Systems, Inc. (a)	61,783	2,342,811
		22,316,102
TOTAL INFORMATION TECHNOLOGY		73,826,458
MATERIALS - 4.7%
Chemicals - 2.6%
A. Schulman, Inc.	6,520	222,984
American Pacific Corp. (a)	16,272	672,847
Ferro Corp. (a)	35,524	494,849
FutureFuel Corp.	86,319	1,443,254
H.B. Fuller Co. (e)	40,385	2,068,924
Innospec, Inc.	14,151	689,295
Landec Corp. (a)	25,053	294,122
Minerals Technologies, Inc.	35,255	2,094,147
Quaker Chemical Corp.	5,435	440,452
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Sensient Technologies Corp.	17,400	$ 855,036
Stepan Co.	6,036	383,045
Zep, Inc.	9,260	178,348
		9,837,303
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	1,765	91,003
Graphic Packaging Holding Co. (a)	265,580	2,384,908
Myers Industries, Inc.	57,121	1,156,129
		3,632,040
Metals & Mining - 0.2%
Worthington Industries, Inc.	13,975	585,972
Paper & Forest Products - 1.0%
Kapstone Paper & Packaging Corp.	6,597	351,488
Louisiana-Pacific Corp. (a)(e)	68,399	1,121,744
Neenah Paper, Inc.	2,799	117,530
P.H. Glatfelter Co.	5,936	166,149
Schweitzer-Mauduit International, Inc.	43,247	2,231,978
		3,988,889
TOTAL MATERIALS		18,044,204
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
IDT Corp. Class B	13,206	293,305
Inteliquent, Inc.	159,441	1,847,921
Vonage Holdings Corp. (a)	80,912	267,819
		2,409,045
Wireless Telecommunication Services - 0.0%
Shenandoah Telecommunications Co.	3,292	82,234
TOTAL TELECOMMUNICATION SERVICES		2,491,279
UTILITIES - 1.8%
Electric Utilities - 0.6%
El Paso Electric Co.	34,835	1,255,105
UNS Energy Corp.	18,857	902,873
		2,157,978
Gas Utilities - 0.2%
Southwest Gas Corp.	13,966	741,036
Independent Power Producers & Energy Traders - 0.1%
Genie Energy Ltd. Class B (a)	17,404	292,387
Multi-Utilities - 0.4%
Avista Corp.	7,640	208,190
NorthWestern Energy Corp.	32,052	1,409,647
		1,617,837

	Shares	Value
Water Utilities - 0.5%
American States Water Co.	65,011	$ 1,897,021
Consolidated Water Co., Inc.	13,493	169,607
		2,066,628
TOTAL UTILITIES		6,875,866
TOTAL COMMON STOCKS (Cost $316,155,691)		381,061,637
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 12/12/13 (f) (Cost $999,972)	$ 1,000,000	999,995
Money Market Funds - 16.2%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	1,400,962	1,400,962
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	60,837,277	60,837,277
TOTAL MONEY MARKET FUNDS (Cost $62,238,239)		62,238,239
TOTAL INVESTMENT PORTFOLIO - 115.6% (Cost $379,393,902)		444,299,871
NET OTHER ASSETS (LIABILITIES) - (15.6)%		(60,119,816)
NET ASSETS - 100%		$ 384,180,055
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
26 ICE Russell 2000 Mini Index Contracts (United States)	Dec. 2013	$ 2,968,420	$ 140,561

The face value of futures purchased as a percentage of net assets is 0.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $96,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 48,785
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 47,489,639	$ 47,489,639	$ -	$ -
Consumer Staples	20,443,958	20,443,958	-	-
Energy	16,077,465	16,077,465	-	-
Financials	80,344,855	80,344,855	-	-
Health Care	53,115,095	53,115,095	-	-
Industrials	62,352,818	62,352,818	-	-
Information Technology	73,826,458	73,826,458	-	-
Materials	18,044,204	18,044,204	-	-
Telecommunication Services	2,491,279	2,491,279	-	-
Utilities	6,875,866	6,875,866	-	-
U.S. Government and Government Agency Obligations	999,995	-	999,995	-
Money Market Funds	62,238,239	62,238,239	-	-
Total Investments in Securities:	$ 444,299,871	$ 443,299,876	$ 999,995	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 140,561	$ 140,561	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $379,955,263. Net unrealized appreciation aggregated $64,344,608, of which $70,563,465 related to appreciated investment securities and $6,218,857 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap
Enhanced Index Fund

November 30, 2013

1.870939.105

MCE-QTLY-0114

Investments November 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 18.5%
Auto Components - 3.9%
Allison Transmission Holdings, Inc.	9,278	$ 252,547
BorgWarner, Inc.	14,441	1,547,642
Delphi Automotive PLC	40,106	2,348,206
Gentex Corp.	55,608	1,657,674
Lear Corp.	21,820	1,809,096
The Goodyear Tire & Rubber Co.	69,743	1,552,479
TRW Automotive Holdings Corp. (a)	18,228	1,414,493
Visteon Corp. (a)	14,749	1,159,861
		11,741,998
Diversified Consumer Services - 0.7%
Apollo Ed Group, Inc. Class A (non-vtg.) (a)	23,157	608,798
H&R Block, Inc.	57,117	1,592,993
		2,201,791
Hotels, Restaurants & Leisure - 1.6%
Bally Technologies, Inc. (a)(e)	21,603	1,610,936
International Game Technology	67,963	1,188,673
Wynn Resorts Ltd. (e)	11,880	1,970,536
		4,770,145
Household Durables - 0.7%
Whirlpool Corp.	13,154	2,009,405
Internet & Catalog Retail - 1.3%
Liberty Media Corp. Interactive Series A (a)	51,796	1,454,432
Netflix, Inc. (a)	6,830	2,498,414
		3,952,846
Leisure Equipment & Products - 1.2%
Mattel, Inc.	32,862	1,520,525
Polaris Industries, Inc.	14,213	1,897,009
		3,417,534
Media - 2.3%
Graham Holdings Co.	2,398	1,615,053
Liberty Media Corp. Class A (a)	13,878	2,129,718
Scripps Networks Interactive, Inc. Class A	20,695	1,543,640
Starz - Liberty Capital Series A (a)	49,980	1,413,434
		6,701,845
Multiline Retail - 1.5%
Dollar General Corp. (a)	36,598	2,083,890
Macy's, Inc.	47,182	2,512,913
		4,596,803
Specialty Retail - 2.9%
Best Buy Co., Inc.	42,738	1,733,026
Gap, Inc.	34,654	1,419,774
O'Reilly Automotive, Inc. (a)	14,062	1,757,188
PetSmart, Inc.	20,771	1,539,339
Ross Stores, Inc.	26,450	2,022,367
		8,471,694

	Shares	Value
Textiles, Apparel & Luxury Goods - 2.4%
Coach, Inc.	14,708	$ 851,593
Fossil Group, Inc. (a)	13,243	1,685,437
Hanesbrands, Inc.	25,704	1,801,850
Ralph Lauren Corp.	3,454	605,244
VF Corp.	9,956	2,335,478
		7,279,602
TOTAL CONSUMER DISCRETIONARY		55,143,663
CONSUMER STAPLES - 6.4%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc.	12,700	612,902
Food & Staples Retailing - 1.4%
Andersons, Inc.	5,135	436,834
Kroger Co.	55,426	2,314,036
Rite Aid Corp. (a)	264,741	1,567,267
		4,318,137
Food Products - 3.1%
Hormel Foods Corp.	17,624	793,432
Ingredion, Inc.	415	28,701
Mead Johnson Nutrition Co. Class A	26,473	2,237,233
Pilgrims Pride Corp. (a)(e)	53,160	870,761
The Hershey Co.	18,536	1,795,953
The J.M. Smucker Co.	16,506	1,720,585
Tyson Foods, Inc. Class A	59,814	1,895,506
		9,342,171
Household Products - 1.0%
Church & Dwight Co., Inc.	16,012	1,044,783
Energizer Holdings, Inc.	16,551	1,826,403
		2,871,186
Personal Products - 0.7%
Nu Skin Enterprises, Inc. Class A	15,556	1,988,679
TOTAL CONSUMER STAPLES		19,133,075
ENERGY - 5.6%
Energy Equipment & Services - 2.1%
Diamond Offshore Drilling, Inc. (e)	18,534	1,112,967
Dril-Quip, Inc. (a)	14,407	1,564,024
Helmerich & Payne, Inc.	22,753	1,751,981
Oceaneering International, Inc.	22,455	1,733,301
		6,162,273
Oil, Gas & Consumable Fuels - 3.5%
Cabot Oil & Gas Corp.	63,953	2,203,181
Denbury Resources, Inc. (a)	63,560	1,060,181
EQT Corp.	4,298	365,803
HollyFrontier Corp.	29,583	1,419,392
Marathon Petroleum Corp.	19,464	1,610,451
Murphy Oil Corp.	27,572	1,790,250
Noble Energy, Inc.	10,990	771,938
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pioneer Natural Resources Co.	259	$ 46,037
Valero Energy Corp.	29,036	1,327,526
		10,594,759
TOTAL ENERGY		16,757,032
FINANCIALS - 17.8%
Capital Markets - 3.1%
Affiliated Managers Group, Inc. (a)	300	60,075
Ameriprise Financial, Inc.	1,141	123,513
Artisan Partners Asset Management, Inc.	6,154	379,825
LPL Financial	17,402	746,024
Raymond James Financial, Inc.	7,137	343,861
SEI Investments Co.	49,208	1,652,405
T. Rowe Price Group, Inc.	30,852	2,482,352
TD Ameritrade Holding Corp.	58,257	1,676,636
Waddell & Reed Financial, Inc. Class A	27,903	1,778,258
		9,242,949
Commercial Banks - 2.4%
Fifth Third Bancorp	101,125	2,054,860
Huntington Bancshares, Inc.	166,678	1,530,104
KeyCorp	135,434	1,726,784
Regions Financial Corp.	171,378	1,667,508
		6,979,256
Consumer Finance - 1.3%
Credit Acceptance Corp. (a)	3,161	408,243
Discover Financial Services	27,218	1,450,719
SLM Corp.	71,079	1,894,255
		3,753,217
Diversified Financial Services - 3.3%
CBOE Holdings, Inc.	32,029	1,674,476
ING U.S., Inc.	16,493	576,265
MarketAxess Holdings, Inc.	3,416	240,384
McGraw-Hill Companies, Inc.	30,935	2,304,658
Moody's Corp.	27,665	2,064,639
MSCI, Inc. Class A (a)	38,526	1,710,169
The NASDAQ Stock Market, Inc.	33,728	1,325,173
		9,895,764
Insurance - 3.5%
American International Group, Inc. warrants 1/19/21 (a)	574	11,882
Aon PLC	33,005	2,694,528
Arthur J. Gallagher & Co.	12,493	581,424
Aspen Insurance Holdings Ltd.	32,440	1,311,225
Axis Capital Holdings Ltd.	34,977	1,718,420
Brown & Brown, Inc.	4,061	128,409
Everest Re Group Ltd.	10,024	1,572,064

	Shares	Value
HCC Insurance Holdings, Inc.	31,572	$ 1,451,681
ProAssurance Corp.	21,610	1,039,009
		10,508,642
Real Estate Investment Trusts - 3.8%
Chimera Investment Corp.	522,230	1,540,579
Corrections Corp. of America	38,632	1,288,377
Extra Space Storage, Inc.	35,640	1,494,029
General Growth Properties, Inc.	66,649	1,382,967
Home Properties, Inc.	3,296	173,304
MFA Financial, Inc.	179,217	1,306,492
New Residential Investment Corp.	223,528	1,350,109
PS Business Parks, Inc.	5,129	401,703
Rayonier, Inc.	3,965	174,896
RLJ Lodging Trust	32,777	791,237
The Geo Group, Inc.	28,220	925,616
Weyerhaeuser Co.	15,714	473,463
		11,302,772
Thrifts & Mortgage Finance - 0.4%
Ocwen Financial Corp. (a)	22,808	1,292,301
TOTAL FINANCIALS		52,974,901
HEALTH CARE - 12.1%
Biotechnology - 1.1%
Biogen Idec, Inc. (a)	5,789	1,684,425
United Therapeutics Corp. (a)(e)	17,988	1,660,472
		3,344,897
Health Care Equipment & Supplies - 3.4%
Boston Scientific Corp. (a)	181,897	2,106,367
CareFusion Corp. (a)	47,435	1,890,285
Edwards Lifesciences Corp. (a)	20,333	1,332,421
Hill-Rom Holdings, Inc.	19,149	792,960
St. Jude Medical, Inc.	37,409	2,185,434
Thoratec Corp. (a)	4,168	164,094
Zimmer Holdings, Inc.	19,539	1,786,060
		10,257,621
Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.	32,085	2,262,955
Cardinal Health, Inc.	40,945	2,645,047
Cigna Corp.	26,295	2,299,498
HCA Holdings, Inc.	40,257	1,868,730
Humana, Inc.	16,590	1,725,194
Laboratory Corp. of America Holdings (a)(e)	11,303	1,151,211
Omnicare, Inc. (e)	27,375	1,568,040
Quest Diagnostics, Inc.	26,333	1,604,733
		15,125,408
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	43,396	2,324,724
Pharmaceuticals - 1.7%
Actavis PLC (a)	1,080	176,116
Jazz Pharmaceuticals PLC (a)	8,273	967,279
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Lannett Co., Inc. (a)	16,384	$ 483,983
Mylan, Inc. (a)	47,394	2,091,497
Questcor Pharmaceuticals, Inc. (e)	22,245	1,290,432
		5,009,307
TOTAL HEALTH CARE		36,061,957
INDUSTRIALS - 13.5%
Aerospace & Defense - 2.5%
Alliant Techsystems, Inc.	13,839	1,677,702
Exelis, Inc.	90,200	1,593,834
Hexcel Corp. (a)	18,266	802,425
Huntington Ingalls Industries, Inc.	8,123	667,954
L-3 Communications Holdings, Inc.	18,507	1,914,734
Taser International, Inc. (a)(e)	52,828	908,113
		7,564,762
Airlines - 2.1%
Alaska Air Group, Inc.	400	31,096
Delta Air Lines, Inc.	97,953	2,838,678
Southwest Airlines Co.	115,004	2,137,924
Spirit Airlines, Inc. (a)	27,119	1,243,949
		6,251,647
Building Products - 0.6%
A.O. Smith Corp. (e)	29,822	1,614,861
Commercial Services & Supplies - 0.3%
KAR Auction Services, Inc.	13,417	370,175
UniFirst Corp.	5,061	517,437
		887,612
Construction & Engineering - 0.1%
AECOM Technology Corp. (a)	5,567	161,777
Jacobs Engineering Group, Inc. (a)	2,924	174,767
		336,544
Electrical Equipment - 1.5%
AMETEK, Inc.	41,185	2,027,126
EnerSys	2,842	202,777
Rockwell Automation, Inc.	19,749	2,243,091
		4,472,994
Machinery - 4.7%
AGCO Corp. (e)	24,693	1,439,108
Crane Co.	12,272	764,668
Dover Corp.	21,752	1,973,776
IDEX Corp.	18,544	1,322,744
Ingersoll-Rand PLC	33,947	2,424,495
Lincoln Electric Holdings, Inc.	17,408	1,244,324
Parker Hannifin Corp.	4,235	499,052
Snap-On, Inc.	14,148	1,501,810
Toro Co.	13,476	831,604

	Shares	Value
WABCO Holdings, Inc. (a)	10,454	$ 926,224
Wabtec Corp.	14,526	1,002,294
		13,930,099
Professional Services - 1.7%
Manpower, Inc.	20,713	1,655,590
Robert Half International, Inc.	40,906	1,580,199
RPX Corp. (a)	7,687	126,989
Towers Watson & Co.	14,779	1,664,115
		5,026,893
Road & Rail - 0.0%
AMERCO	535	123,976
TOTAL INDUSTRIALS		40,209,388
INFORMATION TECHNOLOGY - 14.9%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	186,129	1,636,074
Harris Corp.	26,372	1,701,258
Juniper Networks, Inc. (a)	96,160	1,949,163
Ubiquiti Networks, Inc. (e)	13,610	536,234
		5,822,729
Computers & Peripherals - 2.2%
NetApp, Inc.	51,529	2,125,571
SanDisk Corp.	32,552	2,218,419
Western Digital Corp.	30,383	2,279,940
		6,623,930
Electronic Equipment & Components - 0.4%
Avnet, Inc.	22,008	878,119
Ingram Micro, Inc. Class A (a)	14,176	332,285
		1,210,404
Internet Software & Services - 0.5%
LinkedIn Corp. (a)	6,440	1,442,753
Stamps.com, Inc. (a)	580	26,721
		1,469,474
IT Services - 4.2%
Amdocs Ltd.	43,750	1,770,125
Booz Allen Hamilton Holding Corp. Class A	35,697	624,341
Broadridge Financial Solutions, Inc.	40,623	1,549,767
Computer Sciences Corp.	34,316	1,805,708
DST Systems, Inc.	17,771	1,569,179
FleetCor Technologies, Inc. (a)	15,402	1,875,656
Jack Henry & Associates, Inc.	11,403	647,348
Science Applications International Corp.	6,243	230,055
The Western Union Co. (e)	78,100	1,301,927
Total System Services, Inc.	30,850	957,893
Vantiv, Inc. (a)(e)	10,052	304,576
		12,636,575
Office Electronics - 0.7%
Xerox Corp.	181,125	2,061,203
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 2.1%
Avago Technologies Ltd.	26,160	$ 1,170,137
Marvell Technology Group Ltd.	2,595	36,927
Maxim Integrated Products, Inc.	51,057	1,454,103
Micron Technology, Inc. (a)	118,457	2,499,443
NVIDIA Corp.	62,954	982,082
		6,142,692
Software - 2.8%
Activision Blizzard, Inc.	96,652	1,663,381
ANSYS, Inc. (a)	8,827	756,209
CA Technologies, Inc.	59,878	1,975,974
Symantec Corp.	82,958	1,865,725
Synopsys, Inc. (a)	36,638	1,342,050
TiVo, Inc. (a)	45,232	580,327
		8,183,666
TOTAL INFORMATION TECHNOLOGY		44,150,673
MATERIALS - 3.7%
Chemicals - 2.3%
CF Industries Holdings, Inc.	8,285	1,800,993
Eastman Chemical Co.	21,583	1,662,538
Sigma Aldrich Corp.	22,499	1,940,314
Westlake Chemical Corp.	13,267	1,493,599
		6,897,444
Containers & Packaging - 0.9%
Avery Dennison Corp.	1,431	69,976
Graphic Packaging Holding Co. (a)	28,986	260,294
Packaging Corp. of America	27,458	1,682,077
Rock-Tenn Co. Class A (e)	5,961	562,838
		2,575,185
Metals & Mining - 0.2%
Reliance Steel & Aluminum Co.	7,681	564,784
Paper & Forest Products - 0.3%
International Paper Co.	20,497	956,185
TOTAL MATERIALS		10,993,598
UTILITIES - 4.0%
Electric Utilities - 0.9%
Edison International	3,117	144,037
Pinnacle West Capital Corp.	17,155	915,391
Xcel Energy, Inc.	62,751	1,758,283
		2,817,711
Gas Utilities - 0.1%
UGI Corp.	9,841	396,199
Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	9,487	138,226

	Shares	Value
Multi-Utilities - 2.6%
Alliant Energy Corp.	13,219	$ 680,779
Ameren Corp.	41,949	1,503,872
CMS Energy Corp.	5,879	156,029
DTE Energy Co.	23,558	1,572,261
Public Service Enterprise Group, Inc.	59,414	1,942,244
SCANA Corp.	4,456	210,190
Vectren Corp.	3,283	113,854
Wisconsin Energy Corp.	34,530	1,442,317
		7,621,546
Water Utilities - 0.3%
American Water Works Co., Inc.	20,471	866,947
TOTAL UTILITIES		11,840,629
TOTAL COMMON STOCKS (Cost $240,234,754)		287,264,916
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.09% 12/12/13 (f) (Cost $249,993)	$ 250,000	249,999
Money Market Funds - 8.0%
	Shares
Dreyfus Cash Management Institutional Shares, 0.10% (c)	9,238,769	9,238,769
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(d)	14,675,025	14,675,025
TOTAL MONEY MARKET FUNDS (Cost $23,913,794)		23,913,794
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $264,398,541)		311,428,709
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(13,685,561)
NET ASSETS - 100%		$ 297,743,148
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
80 CME E-mini S&P MidCap 400 Index Contracts (United States)	Dec. 2013	$ 10,424,800	$ 121,760
The face value of futures purchased as a percentage of net assets is 3.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Investment made with cash collateral received from securities on loan.
(e) Security or a portion of the security is on loan at period end.
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $249,999.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Securities Lending Cash Central Fund	$ 26,767
Other Information

The following is a summary of the inputs used, as of November 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 55,143,663	$ 55,143,663	$ -	$ -
Consumer Staples	19,133,075	19,133,075	-	-
Energy	16,757,032	16,757,032	-	-
Financials	52,974,901	52,974,901	-	-
Health Care	36,061,957	36,061,957	-	-
Industrials	40,209,388	40,209,388	-	-
Information Technology	44,150,673	44,150,673	-	-
Materials	10,993,598	10,993,598	-	-
Utilities	11,840,630	11,840,630	-	-
U.S. Government and Government Agency Obligations	249,999	-	249,999	-
Money Market Funds	23,913,793	23,913,793	-	-
Total Investments in Securities:	$ 311,428,709	$ 311,178,710	$ 249,999	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 121,760	$ 121,760	$ -	$ -
Income Tax Information

At November 30, 2013, the cost of investment securities for income tax purposes was $264,411,322. Net unrealized appreciation aggregated $47,017,387, of which $49,161,551 related to appreciated investment securities and $2,144,164 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	January 29, 2014
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	January 29, 2014